Quarterly Holdings Report
for
Strategic Advisers® Income Opportunities Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2026
SRQ-NPRT1-0726
1.912886.115
Asset-Backed Securities - 0.0%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Sculptor CLO XXVIII Ltd Series 2025-28A Class AR, CME Term SOFR 3 month Index + 1.06%, 4.7352% 1/20/2035 (d)(i)(j) (Cost $1,000,000)	1,000,000	999,101

Bank Loan Obligations - 2.7%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Xplore Inc /NB 1LN, term loan CME Term SOFR 3 month Index + 1.5%, 6% 10/24/2031 (h)(i)(j)	375,657	249,812
Xplore Inc /NB Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.5%, 5.2348% 10/24/2029 (h)(i)(j)	111,696	100,526
TOTAL COMMUNICATION SERVICES		350,338
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Great Canadian Gaming Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4374% 11/1/2029 (h)(i)(j)	152,000	147,668
Industrials - 0.0%
Building Products - 0.0%
Arclin Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1493% 4/1/2033 (h)(i)(j)	90,000	83,970
TOTAL CANADA		581,976
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 6/30/2026 (b)(h)(i)(j)	202,811	202,812
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 6/30/2026 (b)(h)(i)(j)	101,861	101,861

TOTAL COLOMBIA		304,673
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2112% 5/23/2030 (h)(i)(j)	368,631	364,617
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5481% 5/31/2031 (h)(i)(j)	322,294	326,526
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6731% 10/31/2027 (h)(i)(j)	438,833	333,074
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9612% 8/30/2028 (h)(i)(j)	459,164	195,144
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (h)(i)(j)	465,000	448,725
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (h)(i)(j)	613,202	595,419

TOTAL SWITZERLAND		1,044,144
UNITED KINGDOM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 9/27/2029 (h)(i)(j)	171,195	171,662
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1452% 12/2/2031 (h)(i)(j)	72,817	72,902
TOTAL UNITED KINGDOM		244,564
UNITED STATES - 2.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.1%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 10/3/2031 (h)(i)(j)	72,829	59,405
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8583% 4/3/2031 (h)(i)(j)	913,000	868,619
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.4002% 4/3/2031 (h)(i)(j)	50,000	47,570
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3814% 3/29/2032 (h)(i)(j)	227,000	227,851
Zayo Group Holdings Inc Tranche EXCH TL 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 3/11/2030 (h)(i)(j)(k)	401,918	401,484
		1,604,929
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (h)(i)(j)	643,000	639,116
Interactive Media & Services - 0.0%
Main Street Sports Group LLC Tranche EXIT 1LN, term loan 12% 1/2/2028 (h)	503,189	92,733
Media - 0.5%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (h)(i)(j)	379,821	342,382
CSC Holdings LLC Tranche B-5 1LN, term loan Prime Rate FEDERAL RESERVE STATISTICAL RELEASE + 1.5%, 8.25% 4/15/2027 (h)(i)(j)	1,804,386	1,384,488
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 5/27/2033 (h)(i)(j)(k)	225,000	225,387
EW Scripps Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.35%, 7.0671% 11/30/2029 (h)(i)(j)	463,254	449,588
iHeartCommunications Inc 1LN, term loan CME Term SOFR 1 month Index + 5.775%, 9.5098% 5/1/2029 (h)(i)(j)	350,000	332,675
Radiate Holdco LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 6/26/2029 (h)(i)(j)	138,424	138,310
Radiate Holdco LLC Tranche FIFO 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2348% 9/25/2029 (h)(i)(j)	3,450,200	3,116,497
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.5865% 2/19/2030 (h)(i)(j)	487,383	355,180
		6,344,507
TOTAL COMMUNICATION SERVICES		8,681,285
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 5/6/2030 (h)(i)(j)	221,816	222,060
First Brands Group LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 1% 3/30/2028 (h)(i)(j)(l)	557,129	267
Tenneco Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4919% 11/17/2028 (h)(i)(j)	500,807	499,400
		721,727
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6996% 6/20/2031 (h)(i)(j)	197,995	197,335
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1251% 8/19/2030 (h)(i)(j)	310,000	308,063
Hotels, Restaurants & Leisure - 0.2%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 10/31/2031 (h)(i)(j)	640,785	590,643
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 6/1/2028 (h)(i)(j)	748,107	713,589
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6203% 7/2/2032 (h)(i)(j)	497,570	431,021
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (h)(i)(j)(m)	21,267	18,422
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (h)(i)(j)	1,296,696	1,141,092
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2026 (h)(i)(j)	138,981	122,304
		3,017,071
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9703% 6/29/2028 (h)(i)(j)	778,522	711,958
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4418% 10/1/2032 (h)(i)(j)	610,000	585,600
		1,297,558
Specialty Retail - 0.1%
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/23/2029 (h)(i)(j)(k)	510,000	476,503
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4343% 6/6/2031 (h)(i)(j)	70,911	56,969
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.668% 2/22/2033 (h)(i)(j)	175,000	173,283
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4132% 9/4/2029 (h)(i)(j)	187,767	174,603
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 4/30/2031 (h)(i)(j)	75,000	74,781
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 10/31/2029 (h)(i)(j)	51	50
		956,189
TOTAL CONSUMER DISCRETIONARY		6,497,943
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (h)(i)(j)	263,675	252,799
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(h)(i)(j)(l)	4,468	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(h)(i)(j)(l)	1,292	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(h)(i)(j)(l)	9,744	3,690
		3,690
TOTAL CONSUMER STAPLES		256,489
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3526% 2/11/2030 (h)(i)(j)	99,000	99,000
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (h)(i)(j)(l)	2,988,543	1,941,208
TOTAL ENERGY		2,040,208
Financials - 0.3%
Capital Markets - 0.0%
Pegasus Merger Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7996% 11/17/2028 (h)(i)(j)	40,000	39,927
Financial Services - 0.1%
Labels Buyer LLC 1LN, term loan 6.0227% 5/11/2033 (h)(i)	214,766	167,069
MPH Acquisition Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4134% 12/31/2030 (h)(i)(j)	197,431	196,091
MPH Acquisition Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4.6%, 8.2634% 12/31/2030 (h)(i)(j)	99,247	83,230
VCI Asset Holdings 1 LLC 1LN, term loan 0% 11/20/2030 (h)(i)(k)	416,842	442,374
Vci Asset Holdings 3 LLC 1LN, term loan 6.875% 4/24/2031 (b)(h)	220,000	222,933
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (b)(h)	180,000	182,399
		1,294,096
Insurance - 0.2%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 11/6/2030 (h)(i)(j)	295,509	279,995
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (h)(i)(j)	690,000	672,605
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0279% 1/20/2029 (h)(i)(j)	2,241,170	2,241,529
CRC Insurance Group LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4496% 5/6/2032 (h)(i)(j)	1,160,000	1,145,013
		4,339,142
TOTAL FINANCIALS		5,673,165
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Hopper Merger Sub Inc 2LN, term loan 8.6785% 4/7/2034 (h)(i)	2,361,444	2,343,733
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6996% 6/28/2029 (b)(h)(i)(j)	130,334	91,234
LifePoint Health Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4231% 5/17/2031 (h)(i)(j)	50,000	49,541
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7007% 12/29/2030 (h)(i)(j)	55,254	46,413
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 3/31/2033 (h)(i)(j)	145,000	141,375
		328,563
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 10/8/2030 (h)(i)(j)	1,821,163	1,756,658
TOTAL HEALTH CARE		4,428,954
Industrials - 0.3%
Aerospace & Defense - 0.0%
PAC Aviation International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9134% 10/28/2030 (h)(i)(j)	149,625	147,801
Building Products - 0.1%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.299% 8/1/2028 (h)(i)(j)	59,538	34,036
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.024% 4/12/2028 (h)(i)(j)	1,148,329	679,237
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.174% 5/15/2031 (h)(i)(j)	230,000	114,616
CP Atlas Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.8703% 7/8/2030 (h)(i)(j)	109,338	95,021
		922,910
Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 8/20/2032 (h)(i)(j)	310,782	311,742
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1203% 2/15/2031 (h)(i)(j)	429,111	376,545
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (h)(i)(j)	358,940	292,446
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (h)(i)(j)	1,934,425	1,417,934
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (h)(i)(j)	615,000	607,503
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (h)(i)(j)	295,000	293,156
		3,299,326
Electrical Equipment - 0.0%
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 3.75% 12/21/2029 (h)(i)(j)(m)	83,031	79,359
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6666% 12/21/2029 (h)(i)(j)	145,303	138,878
		218,237
Passenger Airlines - 0.0%
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/29/2033 (h)(i)(j)(k)	295,000	292,050
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4418% 4/1/2031 (h)(i)(j)	73,502	72,828
		364,878
TOTAL INDUSTRIALS		4,953,152
Information Technology - 0.3%
Communications Equipment - 0.0%
Galileo Parent Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1183% 3/3/2033 (h)(i)(j)	875,000	872,813
Viasat Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1934% 5/30/2030 (h)(i)(j)	74,051	74,328
		947,141
Electronic Equipment, Instruments & Components - 0.1%
Bingo Holdings I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4496% 6/30/2032 (h)(i)(j)	248,750	248,128
Resilience Parent LLC Tranche 2L, term loan CME Term SOFR 1 month Index + 5.25%, 8.9269% 1/23/2034 (b)(h)(i)(j)	1,010,000	999,900
		1,248,028
IT Services - 0.0%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4347% 2/12/2029 (h)(i)(j)	35,000	28,731
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (h)(i)(j)	576,814	535,894
		564,625
Software - 0.2%
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 7/6/2029 (h)(i)(j)	14,045	6,622
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.3703% 11/22/2032 (h)(i)(j)	877,039	855,113
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 3/1/2029 (h)(i)(j)	303,008	274,655
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8703% 5/3/2028 (h)(i)(j)	157,000	151,775
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6996% 5/9/2033 (h)(i)(j)	870,713	507,913
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (h)(i)(j)	1,215,000	1,185,343
Skillsoft US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.9848% 7/14/2028 (h)(i)(j)	386,222	200,190
		3,181,611
TOTAL INFORMATION TECHNOLOGY		5,941,405
Materials - 0.4%
Chemicals - 0.4%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (h)(i)(j)	10,000	9,000
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 11/24/2028 (h)(i)(j)	470,000	352,500
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (h)(i)(j)	1,060,204	954,184
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7348% 6/9/2028 (h)(i)(j)	58,615	52,498
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (h)(i)(j)	919,845	914,721
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (h)(i)(j)	1,207,703	1,150,676
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.5843% 3/15/2029 (h)(i)(j)	1,026,624	993,259
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.1578% 3/15/2030 (h)(i)(j)	308,618	284,314
Iris Holding Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5134% 6/28/2028 (h)(i)(j)	321,272	296,775
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (h)(i)(j)	745,313	737,860
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 4/4/2033 (h)(i)(j)	435,000	434,456
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1648% 9/30/2031 (h)(i)(j)	512,732	430,290
Venator Finance Sarl Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 8%, 7% 10/12/2028 (b)(h)(i)(j)	529,595	211,838
		6,822,371
Construction Materials - 0.0%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 2/10/2032 (h)(i)(j)	123,750	123,756
Paper & Forest Products - 0.0%
Treasure Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%,7.8703% 11/4/2031 (h)(i)(j)	70,946	69,955
TOTAL MATERIALS		7,016,082
Utilities - 0.0%
Electric Utilities - 0.0%
Heritage Power LLC 1LN, term loan 0% 7/20/2028 (b)(h)(i)(k)	189,404	183,722
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1203% 3/29/2030 (h)(i)(j)	377,758	380,905
TOTAL UTILITIES		564,627
TOTAL UNITED STATES		46,053,310
TOTAL BANK LOAN OBLIGATIONS (Cost $52,621,719)		49,448,028

Common Stocks - 0.6%
	Shares	Value ($)
CANADA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Stonepeak Falcon Holdings Inc (b)(c)	22,163	16,306
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (b)	20,547	386,332
Altice France Holding SA rights (b)(c)(d)(g)	539	6,557

TOTAL FRANCE		392,889
JAMAICA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Digicel Ltd (b)(c)	136,455	2,370,223
UNITED STATES - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Xplore Inc (b)(c)	1,605	0
Media - 0.0%
Main Street Sports Group (b)(c)	77,366	16,093
Main Street Sports Group warrants 6/30/2026 (b)(c)	144,700	1
		16,094
TOTAL COMMUNICATION SERVICES		16,094
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Expand Energy Corp	1,939	180,288
Mesquite Energy Inc (b)(c)	112,776	1,735,620
TOTAL ENERGY		1,915,908
Financials - 0.0%
Financial Services - 0.0%
Labels Buyer LLC	223	17,184
Labels Buyer LLC holdback shares	13	0
Labels Buyer LLC warrants 4/29/2033 (c)	83	664
TOTAL FINANCIALS		17,848
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Bausch + Lomb Corp (United States) (c)	43,655	683,201
Health Care Providers & Services - 0.0%
Cano Health LLC (b)(c)	18,393	23,543
Cano Health LLC warrants 6/28/2029 (b)(c)	938	9
ModivCare Inc (b)	7,123	40,067
		63,619
TOTAL HEALTH CARE		746,820
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
QXO Inc (c)(e)	8,000	138,000
Information Technology - 0.1%
IT Services - 0.1%
GTT Communications Inc (b)(c)	24,499	1,027,488
Materials - 0.1%
Chemicals - 0.1%
TPC Group Inc (b)(c)(f)	90,050	1,713,652
Venator Materials PLC (b)(c)	1,499	15,004
		1,728,656
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp (e)	2,000	152,760
TOTAL MATERIALS		1,881,416
Utilities - 0.2%
Electric Utilities - 0.2%
Heritage Power LLC (b)(c)	25,111	1,717,593
Heritage Power LLC (b)(c)(d)	1,104	75,514
Heritage Power LLC Litigation Interest (b)(c)	28,900	14,450
		1,807,557
Gas Utilities - 0.0%
Ferrellgas Partners LP Class A (c)	25,235	615,986
TOTAL UTILITIES		2,423,543
TOTAL UNITED STATES		8,167,117
TOTAL COMMON STOCKS (Cost $10,524,413)		10,946,535

Convertible Corporate Bonds - 0.5%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (d)	506,000	574,057
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	1,120,000	903,280
UNITED STATES - 0.5%
Communication Services - 0.0%
Media - 0.0%
Cable One Inc 1.125% 3/15/2028	400,000	260,600
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (i)	138,641	544,166
TOTAL COMMUNICATION SERVICES		804,766
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rivian Automotive Inc 4.625% 3/15/2029	320,000	367,799
Financials - 0.2%
Financial Services - 0.2%
Redfin Corp 0.5% 4/1/2027	1,214,000	1,163,619
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (d)	787,000	666,589
Fluence Energy Inc 2.25% 6/15/2030	115,000	141,715
TOTAL INDUSTRIALS		808,304
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	135,000	297,337
ON Semiconductor Corp 0% 5/1/2027 (o)	134,000	305,922
		603,259
Software - 0.3%
Riot Platforms Inc 0.75% 1/15/2030	680,000	1,356,056
Strategy Inc 0% 12/1/2029 (o)	840,000	764,148
Terawulf Inc 0% 5/1/2032 (d)(o)	468,000	713,241
		2,833,445
TOTAL INFORMATION TECHNOLOGY		3,436,704
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	871,000	887,985
TOTAL UNITED STATES		7,469,177
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,122,892)		8,946,514

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	7,926	292,073
Financials - 0.2%
Capital Markets - 0.1%
Ares Management Corp 6.75% Series B	12,911	541,487
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (b)(c)	16,926	525,722
TOTAL FINANCIALS		1,067,209
Industrials - 0.0%
Aerospace & Defense - 0.0%
Boeing Co Series A, 6%	7,330	531,278
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	5,019	323,475
Utilities - 0.0%
Electric Utilities - 0.0%
Southern Co/The 7.125%	10,500	528,885
TOTAL UNITED STATES		2,742,920
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,513,058)		2,742,920

Fixed-Income Funds - 50.2%
	Shares	Value ($)
Artisan High Income Fund Investor Shares	27,127,071	244,686,183
BlackRock High Yield Portfolio Class K	30,208,224	216,290,885
Eaton Vance Income Fund of Boston Class A	19,770,895	102,808,653
Fidelity Capital & Income Fund (t)	17,579,207	202,512,464
iShares Broad USD High Yield Corporate Bond ETF	100	3,717
NYLI MacKay High Yield Corporate Bond Fund Class A	12,186,985	62,884,844
Vanguard High-Yield Corporate Fund Admiral Shares	14,498,648	79,597,576
TOTAL FIXED-INCOME FUNDS (Cost $834,998,141)		908,784,322

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Puerto Rico - 0.0%
Other - 0.0%
Puerto Rico Comwlth Gen. Oblig. 0% 11/1/2043 (i) (Cost $1,602,956)	2,612,329	1,802,507
TOTAL MUNICIPAL SECURITIES (Cost $1,602,956)		1,802,507

Non-Convertible Corporate Bonds - 40.9%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coronado Finance Pty Ltd 9.25% 10/1/2029 (d)		280,000	255,153
Materials - 0.2%
Metals & Mining - 0.2%
Mineral Resources Ltd 6% 5/1/2032 (d)		860,000	856,240
Mineral Resources Ltd 6.25% 5/1/2034 (d)		235,000	233,549
Mineral Resources Ltd 7% 4/1/2031 (d)		630,000	654,926
Mineral Resources Ltd 8.5% 5/1/2030 (d)		525,000	542,065
Mineral Resources Ltd 9.25% 10/1/2028 (d)		416,000	431,489
PLS Group Ltd 6.875% 5/1/2031 (d)		70,000	71,830
TOTAL MATERIALS			2,790,099
TOTAL AUSTRALIA			3,045,252
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		492,000	399,750
BRAZIL - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (d)(l)		1,175,000	283,668
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (d)		315,000	293,738
TOTAL INDUSTRIALS			577,406
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (d)		417,000	417,784
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (d)(i)		591,254	595,393
TOTAL MATERIALS			1,013,177
TOTAL BRAZIL			1,590,583
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (d)		485,000	494,089
Golar LNG Ltd 7.75% 9/19/2029 (d)(g)		400,000	406,176

TOTAL CAMEROON			900,265
CANADA - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (i)		245,000	248,280
TELUS Corp 7% 10/15/2055 (i)		130,000	133,808
			382,088
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 7% 4/15/2055 (i)		1,778,000	1,819,022
Rogers Communications Inc 7.125% 4/15/2055 (i)		108,000	111,992
			1,931,014
TOTAL COMMUNICATION SERVICES			2,313,102
Consumer Discretionary - 0.3%
Distributors - 0.0%
RB Global Holdings Inc 6.75% 3/15/2028 (d)		215,000	218,346
RB Global Holdings Inc 7.75% 3/15/2031 (d)		500,000	519,882
			738,228
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC / New Red Finance Inc 3.5% 2/15/2029 (d)		150,000	144,195
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		1,115,000	1,056,660
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		385,000	387,873
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		99,000	100,795
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		365,000	353,958
			2,043,481
Household Durables - 0.1%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (d)		629,000	581,472
Brookfield Residential Properties Inc / Brookfield Residential US LLC 5% 6/15/2029 (d)		175,000	165,666
Brookfield Residential Properties Inc / Brookfield Residential US LLC 6.25% 9/15/2027 (d)		563,000	563,439
Empire Communities Corp 9.75% 5/1/2029 (d)		350,000	359,448
			1,670,025
TOTAL CONSUMER DISCRETIONARY			4,451,734
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (d)		345,000	110,400
Energy - 0.1%
Energy Equipment & Services - 0.0%
Precision Drilling Corp 6.875% 1/15/2029 (d)		535,000	540,253
Oil, Gas & Consumable Fuels - 0.1%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (i)		1,057,000	1,128,077
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (i)		35,000	36,577
			1,164,654
TOTAL ENERGY			1,704,907
Financials - 0.1%
Consumer Finance - 0.0%
goeasy Ltd 6.875% 5/15/2030 (d)		85,000	76,319
goeasy Ltd 7.375% 10/1/2030 (d)		70,000	62,857
goeasy Ltd 7.625% 7/1/2029 (d)		200,000	188,061
goeasy Ltd 9.25% 12/1/2028 (d)		35,000	34,293
			361,530
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc 6.875% 10/1/2033 (d)		535,000	498,888
Jones Deslauriers Insurance Management Inc 7.25% 10/1/2033 (d)	CAD	410,000	298,566
Jones Deslauriers Insurance Management Inc 8.5% 3/15/2030 (d)		820,000	836,457
			1,633,911
TOTAL FINANCIALS			1,995,441
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bausch Health Cos Inc 11% 9/30/2028 (d)		230,000	240,092
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		300,000	277,404
Bausch Health Cos Inc 5% 1/30/2028 (d)		750,000	631,876
Bausch Health Cos Inc 5% 2/15/2029 (d)		25,000	17,307
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		772,000	474,039
Bausch Health Cos Inc 5.25% 2/15/2031 (d)		25,000	14,148
Bausch Health Cos Inc 6.25% 2/15/2029 (d)		160,000	114,400
Bausch Health Cos Inc 7% 1/15/2028 (d)		25,000	21,584
TOTAL HEALTH CARE			1,790,850
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 5.875% 1/15/2035 (d)		130,000	131,075
Bombardier Inc 6.75% 6/15/2033 (d)		695,000	723,879
Bombardier Inc 7% 6/1/2032 (d)		130,000	135,394
Bombardier Inc 7.25% 7/1/2031 (d)		420,000	441,310
Bombardier Inc 7.45% 5/1/2034 (d)		200,000	219,996
Bombardier Inc 8.75% 11/15/2030 (d)		230,000	243,848
			1,895,502
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		365,000	374,785
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)		140,000	150,229
TOTAL INDUSTRIALS			2,420,516
Materials - 0.5%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027		941,000	941,046
Methanex Corp 5.25% 12/15/2029		475,000	474,407
Methanex Corp 5.65% 12/1/2044		1,187,000	1,078,440
			2,493,893
Containers & Packaging - 0.0%
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (d)		565,000	563,125
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (d)		250,000	222,460
			785,585
Metals & Mining - 0.3%
Capstone Copper Corp 6.75% 3/31/2033 (d)		425,000	433,322
Champion Iron Canada Inc 7.875% 7/15/2032 (d)		620,000	649,020
Hudbay Minerals Inc 6.125% 4/1/2029 (d)		1,479,000	1,489,396
Skeena Resources Ltd 8.5% 4/1/2031 (d)		395,000	414,977
Taseko Mines Ltd 8.25% 5/1/2030 (d)		320,000	334,171
			3,320,886
TOTAL MATERIALS			6,600,364
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Mattamy Group Corp 4.625% 3/1/2030 (d)		950,000	911,166
Mattamy Group Corp 6% 12/15/2033 (d)		250,000	238,640
TOTAL REAL ESTATE			1,149,806
Utilities - 0.0%
Gas Utilities - 0.0%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (d)		170,000	164,695
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp 5.875% 2/1/2034		440,000	435,050
TransAlta Corp 6.5% 3/15/2040		295,000	290,263
			725,313
TOTAL UTILITIES			890,008
TOTAL CANADA			23,427,128
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (d)(l)		1,800,000	672,750
Gran Tierra Energy Inc 9.75% 4/15/2031 (d)		512,000	486,560
TOTAL ENERGY			1,159,310
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		427,833	396,238
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)		195,000	200,508
TOTAL UTILITIES			596,746
TOTAL COLOMBIA			1,756,056
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		350,000	344,819
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (d)		489,637	476,216
Altice France SA 6.5% 4/15/2032 (d)		1,161,049	1,129,909
Altice France SA 6.875% 10/15/2030 (d)		107,896	105,958
Altice France SA 6.875% 7/15/2032 (d)		604,930	590,618
TOTAL COMMUNICATION SERVICES			2,302,701
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (d)		245,000	246,581
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Opal Bidco SAS 6.5% 3/31/2032 (d)		1,285,000	1,306,251
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (d)		755,000	792,059
Viridien 10% 10/15/2030 (d)		200,000	213,889
TOTAL ENERGY			1,005,948
Financials - 0.1%
Financial Services - 0.1%
Iliad Holding SAS 7% 10/15/2028 (d)		625,000	629,659
Iliad Holding SAS 7% 4/15/2032 (d)		480,000	488,256
Iliad Holding SAS 8.5% 4/15/2031 (d)		895,000	948,075
TOTAL FINANCIALS			2,065,990
TOTAL FRANCE			6,927,471
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 6.75% 4/23/2030 (d)(e)		320,000	318,602
ZF North America Capital Inc 6.875% 4/23/2032 (d)(e)		150,000	147,534
ZF North America Capital Inc 7.125% 4/14/2030 (d)		85,000	85,649
ZF North America Capital Inc 7.5% 3/24/2031 (d)(e)		965,000	974,659
TOTAL CONSUMER DISCRETIONARY			1,526,444
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)(e)		821,000	821,368
TOTAL GERMANY			2,347,812
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		576,000	561,096
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		281,000	279,308
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		395,000	359,391
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (d)		1,010,537	1,030,748

TOTAL GHANA			2,230,543
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		1,005,000	1,027,176
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (d)		258,000	266,063
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (d)		140,000	130,785
Millicom International Cellular SA 5.125% 1/15/2028 (d)		130,500	129,195
Millicom International Cellular SA 7.375% 4/2/2032 (d)		100,000	102,828

TOTAL GUATEMALA			362,808
IRELAND - 0.2%
Communication Services - 0.0%
Media - 0.0%
Virgin Media O2 Vendor Financing Notes VI DAC 8.5% 3/15/2033 (d)		275,000	237,288
Financials - 0.2%
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (i)		278,000	283,318
Financial Services - 0.2%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		750,000	757,185
GGAM Finance Ltd 6.875% 4/15/2029 (d)		300,000	307,997
GGAM Finance Ltd 8% 2/15/2027 (d)		625,000	629,900
GGAM Finance Ltd 8% 6/15/2028 (d)		800,000	830,809
			2,525,891
TOTAL FINANCIALS			2,809,209
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (d)		141,000	136,513
TOTAL IRELAND			3,183,010
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		70,000	69,642
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		385,000	399,843
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		435,000	469,069
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		260,000	265,910

TOTAL ISRAEL			1,204,464
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Group Holdings Ltd 0% 12/31/2030 (b)(d)(s)		34,870	1,430
Digicel Group Holdings Ltd 0% 12/31/2030 (b)(d)(s)		24,622	122

TOTAL JAMAICA			1,552
JAPAN - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Nissan Motor Co Ltd 4.345% 9/17/2027 (d)		200,000	197,241
Nissan Motor Co Ltd 7.5% 7/17/2030 (d)		595,000	616,169
Nissan Motor Co Ltd 7.75% 7/17/2032 (d)		680,000	711,376
Nissan Motor Co Ltd 8.125% 7/17/2035 (d)		415,000	440,679

TOTAL JAPAN			1,965,465
LUXEMBOURG - 0.3%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (d)		1,096,000	794,137
Altice Financing SA 9.625% 7/15/2027 (d)		983,000	759,820
			1,553,957
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (d)		664,000	645,766
TOTAL COMMUNICATION SERVICES			2,199,723
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (d)		945,000	1,004,442
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (d)		817,000	843,512
Materials - 0.1%
Chemicals - 0.1%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		1,319,000	1,157,408
TOTAL LUXEMBOURG			5,205,085
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Wynn Macau Ltd 5.625% 8/26/2028 (d)		700,000	697,375
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)		146,000	147,739
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
VZ Secured Financing BV 5% 1/15/2032 (d)		265,000	230,076
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 8.25% 7/15/2030 (d)		215,000	226,815
TOTAL NETHERLANDS			456,891
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		408,000	406,164
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)		1,660,000	1,734,999
TGS ASA 8.5% 1/15/2030 (d)		135,000	141,951

TOTAL NORWAY			1,876,950
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		1,483,000	1,470,012
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		1,127,000	1,146,722
TOTAL PANAMA			2,616,734
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (d)		275,000	282,219
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (d)		475,000	487,331
SWITZERLAND - 0.2%
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		760,000	693,183
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (d)		615,000	596,255
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		779,000	775,534
TOTAL INDUSTRIALS			2,064,972
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		515,000	541,394
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		620,000	603,210
TOTAL MATERIALS			1,144,604
TOTAL SWITZERLAND			3,209,576
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		125,000	128,125
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (d)		400,000	399,120
UNITED KINGDOM - 0.5%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect US Finco LLC 9% 9/15/2029 (d)		790,000	834,174
Virgin Media Finance PLC 5% 7/15/2030 (d)		415,000	340,725
			1,174,899
Media - 0.0%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (d)		625,000	600,780
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (d)		47,000	39,302
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (d)		1,455,000	1,228,555
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (d)		195,000	171,574
Zegona Finance PLC 8.625% 7/15/2029 (d)		341,000	356,929
			1,796,360
TOTAL COMMUNICATION SERVICES			3,572,039
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		285,000	294,180
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (d)		260,000	272,004
			566,184
Hotels, Restaurants & Leisure - 0.1%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (d)		470,000	476,443
Brightstar Lottery PLC/ Brightstar Global Solutions Corp 5.75% 1/15/2033 (d)		215,000	208,723
Motion Finco Sarl 8.375% 2/15/2032 (d)		645,000	527,496
			1,212,662
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		325,000	327,758
TOTAL CONSUMER DISCRETIONARY			2,106,604
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Iceland Bondco PLC 10.875% 12/15/2027 (d)	GBP	96,221	134,606
Iceland Bondco PLC 3 month EURIBOR + 5.5%, 7.783% 12/15/2027 (d)(i)(j)	EUR	100,000	118,043
TOTAL CONSUMER STAPLES			252,649
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		684,000	729,831
Financials - 0.0%
Consumer Finance - 0.0%
Jerrold Finco PLC 7.5% 6/15/2031 (g)	GBP	245,000	330,936
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		920,000	914,666
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		235,000	240,361
TOTAL UTILITIES			1,155,027
TOTAL UNITED KINGDOM			8,147,086
UNITED STATES - 36.7%
Communication Services - 5.7%
Diversified Telecommunication Services - 2.1%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (d)(e)		1,815,000	1,829,399
APLD ComputeCo LLC 9.25% 12/15/2030 (d)		1,485,000	1,602,965
Black Pearl Compute LLC 6.125% 2/15/2031 (d)		552,000	561,611
Cipher Compute LLC 7.125% 11/15/2030 (d)(e)		1,571,000	1,637,691
Connect Holding II LLC 10.5% 4/3/2031 (d)		825,000	840,058
Core Scientific Finance I LLC 7.75% 5/15/2031 (d)		1,350,000	1,380,593
Edged Compute LLC 7.5% 4/30/2031 (d)		3,220,000	3,228,314
Flash Compute LLC 7.25% 12/31/2030 (d)(e)		2,426,000	2,501,043
Level 3 Financing Inc 3.75% 7/15/2029 (d)		24,000	23,220
Level 3 Financing Inc 6.875% 6/30/2033 (d)		2,115,000	2,178,518
Level 3 Financing Inc 7% 3/31/2034 (d)		3,410,000	3,534,420
Level 3 Financing Inc 7.5% 2/15/2037 (d)		1,215,000	1,252,299
Level 3 Financing Inc 8.5% 1/15/2036 (d)		1,735,000	1,875,814
Lumen Technologies Inc 4.5% 1/15/2029 (d)		45,000	43,312
Lumen Technologies Inc 5.375% 6/15/2029 (d)		125,000	121,994
Meridian Arc Holdco LLC 6.25% 4/30/2031 (d)		3,608,000	3,626,553
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (d)		3,930,000	3,935,384
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (d)		591,000	592,186
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (d)		2,225,000	2,197,068
Uniti Services LLC 7.5% 10/15/2033 (d)		1,560,000	1,641,746
WULF Compute LLC 7.75% 10/15/2030 (d)(e)		2,615,000	2,747,737
Zayo Group Holdings Inc 13.75% 9/9/2030 pay-in-kind (d)(i)		175,000	173,917
Zayo Group Holdings Inc 9.25% 3/9/2030 pay-in-kind (d)(i)		305,073	305,454
			37,831,296
Entertainment - 0.4%
AP Core Holdings II LLC 11% 5/15/2031 (d)		415,000	434,813
Cinemark USA Inc 5.25% 7/15/2028 (d)		590,000	586,911
Cinemark USA Inc 7% 8/1/2032 (d)		1,395,000	1,443,906
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (d)		2,220,000	2,315,120
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (d)		1,700,000	1,796,643
Playtika Holding Corp 4.25% 3/15/2029 (d)		474,000	425,784
			7,003,177
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (d)		535,000	530,295
Snap Inc 6.875% 3/15/2034 (d)		220,000	216,569
			746,864
Media - 3.2%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(e)		360,000	300,700
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		545,000	493,444
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (e)		725,000	636,139
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)(e)		1,540,000	1,316,969
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)(e)		1,025,000	913,784
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)		250,000	236,272
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)		900,000	891,122
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)		77,000	76,950
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (d)		165,000	161,968
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (d)(e)		1,355,000	1,324,506
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (d)(e)		630,000	614,749
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 3/1/2031 (d)		1,835,000	1,860,979
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		735,000	679,394
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)		975,000	1,007,846
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)		935,000	981,025
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		1,370,000	1,374,820
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (d)		1,435,000	1,438,072
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		270,000	281,325
CMG Media Corp 8.875% 6/18/2029 (d)		2,035,000	1,633,529
CSC Holdings LLC 11.25% 5/15/2028 (d)		520,000	347,115
CSC Holdings LLC 11.75% 1/31/2029 (d)		1,280,000	808,490
CSC Holdings LLC 3.375% 2/15/2031 (d)		1,067,000	593,629
CSC Holdings LLC 4.125% 12/1/2030 (d)		1,637,000	933,086
CSC Holdings LLC 4.5% 11/15/2031 (d)		270,000	153,225
CSC Holdings LLC 4.625% 12/1/2030 (d)		1,005,000	236,175
CSC Holdings LLC 5.375% 2/1/2028 (d)		811,000	514,709
CSC Holdings LLC 5.5% 4/15/2027 (d)		1,000,000	720,081
CSC Holdings LLC 5.75% 1/15/2030 (d)		1,545,000	395,396
CSC Holdings LLC 6.5% 2/1/2029 (d)		710,000	417,216
CSC Holdings LLC 7.5% 4/1/2028 (d)		970,000	327,104
Directv Financing LLC / Directv Financing Co-Obligor Inc 10% 2/15/2031 (d)		1,445,000	1,511,896
Discovery Global Holdings Inc 4.279% 3/15/2032		715,000	645,288
Discovery Global Holdings Inc 5.05% 3/15/2042		2,285,000	1,670,906
Discovery Global Holdings Inc 5.141% 3/15/2052		1,275,000	867,000
DISH DBS Corp 5.125% 6/1/2029		545,000	493,255
DISH DBS Corp 5.25% 12/1/2026 (d)		525,000	523,033
DISH DBS Corp 5.75% 12/1/2028 (d)		1,397,000	1,370,938
DISH DBS Corp 7.375% 7/1/2028		1,250,000	1,211,846
DISH DBS Corp 7.75% 7/1/2026		1,319,000	1,312,414
DISH Network Corp 11.75% 11/15/2027 (d)		1,143,000	1,177,724
EchoStar Corp 10.75% 11/30/2029		3,685,000	4,004,637
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (i)		622,275	635,613
EW Scripps Co/The 9.875% 8/15/2030 (d)		1,200,000	1,145,687
Getty Images Inc 10.5% 11/15/2030 (d)		663,000	585,928
Getty Images Inc 11.25% 2/21/2030 (d)		319,333	274,227
Gray Media Inc 10.5% 7/15/2029 (d)		50,000	52,931
Gray Media Inc 4.75% 10/15/2030 (d)		225,000	170,449
Gray Media Inc 5.375% 11/15/2031 (d)		743,000	533,162
Gray Media Inc 7.25% 8/15/2033 (d)		115,000	113,991
Gray Media Inc 9.625% 7/15/2032 (d)		1,015,000	1,001,112
iHeartCommunications Inc 7.75% 8/15/2030 (d)		520,000	477,500
iHeartCommunications Inc 9.125% 5/1/2029 (d)		765,000	741,517
Lamar Media Corp 4.875% 1/15/2029		842,000	835,357
Lamar Media Corp 5.375% 11/1/2033 (d)		290,000	285,637
Midcontinent Communications 8% 8/15/2032 (d)		950,000	897,186
News Corp 3.875% 5/15/2029 (d)		75,000	72,721
Nexstar Media Inc 6.5% 9/15/2033 (d)		1,240,000	1,249,880
Nexstar Media Inc 7.25% 4/15/2034 (d)		695,000	699,374
Paramount Global 4.2% 5/19/2032		385,000	333,374
Paramount Global 4.375% 3/15/2043		300,000	192,013
Paramount Global 4.95% 5/19/2050		940,000	603,383
Paramount Global 6.875% 4/30/2036		360,000	333,004
Radiate Holdco LLC / Radiate Finance Inc 6% 3/25/2030 pay-in-kind (d)(i)		506,195	412,549
Sinclair Television Group Inc 8.125% 2/15/2033 (d)		410,000	421,275
Sirius XM Radio LLC 4% 7/15/2028 (d)		245,000	238,667
Sirius XM Radio LLC 5.875% 4/15/2032 (d)		1,745,000	1,736,984
Stagwell Global LLC 5.625% 8/15/2029 (d)		1,280,000	1,245,816
Univision Communications Inc 4.5% 5/1/2029 (d)		450,000	427,715
Univision Communications Inc 8.5% 7/31/2031 (d)(e)		1,878,000	1,890,636
Univision Communications Inc 8.875% 4/15/2033 (d)		280,000	278,932
Univision Communications Inc 9.375% 8/1/2032 (d)		1,635,000	1,674,237
			56,019,613
TOTAL COMMUNICATION SERVICES			101,600,950
Consumer Discretionary - 5.6%
Automobile Components - 0.6%
Adient Global Holdings Ltd 7% 4/15/2028 (d)		200,000	203,373
Adient Global Holdings Ltd 8.25% 4/15/2031 (d)		1,440,000	1,501,690
American Axle & Manufacturing Inc 6.375% 10/15/2032 (d)		385,000	386,433
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)(e)		670,000	671,850
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (d)		1,710,000	1,751,640
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		415,000	429,006
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)		125,000	127,298
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (d)(e)		353,000	356,971
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (d)		1,010,000	1,010,347
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (d)		1,235,000	1,232,478
Dana Financing Luxembourg Sarl 8.5% 7/15/2031 (g)	EUR	701,000	856,378
Garrett Motion Holdings Inc / Garrett LX I Sarl 7.75% 5/31/2032 (d)		215,000	225,356
Hertz Corp/The 12.625% 7/15/2029 (d)		75,000	68,312
JB Poindexter & Co Inc 8.75% 12/15/2031 (d)		175,000	179,958
Nesco Holdings II Inc 5.5% 4/15/2029 (d)		346,000	344,494
Patrick Industries Inc 4.75% 5/1/2029 (d)		125,000	122,399
Patrick Industries Inc 6.375% 11/1/2032 (d)		275,000	274,671
Phinia Inc 6.625% 10/15/2032 (d)		5,000	5,130
Phinia Inc 6.75% 4/15/2029 (d)		140,000	143,903
Tenneco Inc 8% 11/17/2028 (d)		700,000	701,441
			10,593,128
Automobiles - 0.3%
Ford Motor Co 4.75% 1/15/2043		213,000	169,775
Nissan Motor Acceptance Co LLC 5.625% 9/29/2028 (d)		215,000	214,650
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (d)		1,350,000	1,333,297
Nissan Motor Acceptance Co LLC 7.05% 9/15/2028 (d)		320,000	328,755
PM General Purchaser LLC 9.5% 10/1/2028 (d)		490,000	436,083
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)(e)		3,665,000	3,613,380
			6,095,940
Broadline Retail - 0.4%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (d)		188,029	153,457
LSF9 Atlantis Holdings LLC / Victra Finance Corp 8.75% 9/15/2029 (d)		835,000	863,637
Match Group Holdings II LLC 3.625% 10/1/2031 (d)		445,000	398,517
Match Group Holdings II LLC 4.125% 8/1/2030 (d)		1,674,000	1,575,602
Match Group Holdings II LLC 5.625% 2/15/2029 (d)		215,000	215,113
Match Group Holdings II LLC 6.125% 9/15/2033 (d)		747,000	734,537
Saks Global Enterprises LLC 11% (d)(l)		1	0
Saks Global Enterprises LLC 11% (b)(d)(l)		140,686	0
Wayfair LLC 6.75% 11/15/2032 (d)(e)		555,000	563,780
Wayfair LLC 7.125% 5/31/2034 (d)		385,000	392,292
Wayfair LLC 7.25% 10/31/2029 (d)		694,000	714,059
Wayfair LLC 7.75% 9/15/2030 (d)(e)		915,000	952,523
			6,563,517
Distributors - 0.1%
Velocity Vehicle Group LLC 8% 6/1/2029 (d)		175,000	172,675
Windsor Holdings III LLC 8.5% 6/15/2030 (d)		1,475,000	1,533,958
			1,706,633
Diversified Consumer Services - 0.2%
Service Corp International/US 3.375% 8/15/2030		275,000	255,691
Service Corp International/US 4% 5/15/2031		125,000	117,521
Sotheby's 8.25% 4/15/2031 (d)		795,000	782,644
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (d)		155,000	147,427
StoneMor Inc 8.5% 5/15/2029 (d)		940,000	921,946
TKC Holdings Inc 12% 2/15/2031 (d)		144,000	149,914
TKC Holdings Inc 8.5% 8/15/2030 (d)(e)		435,000	444,805
			2,819,948
Hotels, Restaurants & Leisure - 2.0%
Acushnet Co 5.625% 12/1/2033 (d)		135,000	133,944
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (d)(e)		557,000	506,875
Boyd Gaming Corp 4.75% 6/15/2031 (d)		500,000	482,052
Brinker International Inc 8.25% 7/15/2030 (d)		350,000	365,602
Caesars Entertainment Inc 4.625% 10/15/2029 (d)		1,123,000	1,081,909
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		85,000	82,871
Caesars Entertainment Inc 7% 2/15/2030 (d)		1,460,000	1,477,307
Carnival Corp Ltd 4% 8/1/2028 (d)		450,000	441,925
Carnival Corp Ltd 5.75% 8/1/2032 (d)		515,000	520,244
Carnival Corp Ltd 5.875% 6/15/2031 (d)		505,000	512,812
Carnival Corp Ltd 6.125% 2/15/2033 (d)		1,175,000	1,190,026
Churchill Downs Inc 5.75% 4/1/2030 (d)		1,065,000	1,065,058
Churchill Downs Inc 6.75% 5/1/2031 (d)		915,000	934,144
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		1,426,000	1,391,277
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		1,475,000	1,354,003
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (d)		140,000	139,361
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (d)		500,000	502,897
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)		260,000	262,303
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		560,000	566,346
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (d)(e)		1,360,000	1,386,599
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		255,000	259,311
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)		250,000	245,645
Jacobs Entertainment Inc 6.75% 2/15/2029 (d)		50,000	49,129
Life Time Inc 6% 11/15/2031 (d)		140,000	142,028
Light & Wonder International Inc 6.25% 10/1/2033 (d)(e)		955,000	944,428
Light & Wonder International Inc 7.25% 11/15/2029 (d)		1,015,000	1,037,921
Light & Wonder International Inc 7.5% 9/1/2031 (d)		345,000	359,019
Lindblad Expeditions LLC 7% 9/15/2030 (d)		200,000	205,823
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		739,000	626,486
MGM Resorts International 4.75% 10/15/2028		801,000	793,770
MGM Resorts International 5.5% 4/15/2027		337,000	337,334
MGM Resorts International 6.125% 9/15/2029		185,000	187,740
MGM Resorts International 6.5% 4/15/2032		755,000	769,385
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875% 5/1/2029 (d)		625,000	608,190
NCL Corp Ltd 6.25% 3/1/2030 (d)		225,000	222,367
NCL Corp Ltd 6.25% 9/15/2033 (d)		360,000	345,155
NCL Corp Ltd 6.75% 2/1/2032 (d)		880,000	872,036
NCL Corp Ltd 7.75% 2/15/2029 (d)		1,395,000	1,460,164
NCL Finance Ltd 6.125% 3/15/2028 (d)		425,000	429,331
Penn Entertainment Inc 4.125% 7/1/2029 (d)		175,000	167,521
Penn Entertainment Inc 5.625% 1/15/2027 (d)		200,000	199,857
Penn Entertainment Inc 6.75% 4/1/2031 (d)		1,060,000	1,055,575
Pioneer Opco LLC 7% 5/15/2033 (d)		110,000	112,376
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp 6.625% 2/1/2033 (d)		435,000	441,371
Rivers Enterprise Borrower LLC 6.25% 10/15/2030 (d)		610,000	614,817
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		439,000	445,048
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (d)		1,240,000	1,206,695
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada's Wonderland Co 6.625% 5/1/2032 (d)		385,000	393,420
Six Flags Entertainment Corp 7.25% 5/15/2031 (d)		1,790,000	1,784,658
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC 8.625% 1/15/2032 (d)		630,000	646,947
Viking Cruises Ltd 5.875% 10/15/2033 (d)		680,000	681,361
Viking Cruises Ltd 9.125% 7/15/2031 (d)		130,000	136,689
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)		425,000	425,090
Voyager Parent LLC 9.25% 7/1/2032 (d)		1,750,000	1,855,805
Wyndham Hotels & Resorts Inc 5.625% 3/1/2033 (d)		665,000	655,558
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (d)		550,000	545,891
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)		175,000	175,620
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (d)		205,000	216,538
Yum! Brands Inc 6.875% 11/15/2037		870,000	955,575
			37,009,229
Household Durables - 0.7%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (d)		622,000	590,129
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (d)		175,000	167,918
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (d)		420,000	411,759
Beazer Homes USA Inc 5.875% 10/15/2027		225,000	225,011
Beazer Homes USA Inc 7.25% 10/15/2029		900,000	914,688
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		558,000	564,121
Century Communities Inc 6.625% 9/15/2033 (d)		255,000	252,868
Dream Finders Homes Inc 6.875% 9/15/2030 (d)(e)		475,000	468,805
KB Home 4.8% 11/15/2029		725,000	711,189
LGI Homes Inc 7% 11/15/2032 (d)(e)		1,230,000	1,186,566
M/I Homes Inc 4.95% 2/1/2028		385,000	384,928
Newell Brands Inc 6.375% 5/15/2030		1,225,000	1,208,662
Newell Brands Inc 6.625% 5/15/2032		515,000	501,014
Newell Brands Inc 7% 4/1/2046 (n)		225,000	196,147
Newell Brands Inc 8.5% 6/1/2028 (d)		906,000	945,997
Risewell Homes Inc 8.5% 11/1/2030 (d)(e)		510,000	514,933
Risewell Homes Inc 9.25% 10/1/2029 (d)		30,000	31,295
STL Holding Co LLC 8.75% 2/15/2029 (d)		300,000	311,623
SWF Holdings I Corp 6.5% 10/6/2029 (b)(d)		20,960	3,233
TopBuild Corp 4.125% 2/15/2032 (d)		275,000	276,937
TopBuild Corp 5.625% 1/31/2034 (d)		310,000	313,008
Tri Pointe Homes Inc 5.7% 6/15/2028		455,000	458,399
Whirlpool Corp 5.75% 3/1/2034 (e)		90,000	74,540
Whirlpool Corp 6.125% 6/15/2030		50,000	47,030
Whirlpool Corp 6.5% 6/15/2033 (e)		2,009,000	1,823,343
			12,584,143
Specialty Retail - 1.2%
Advance Auto Parts Inc 3.5% 3/15/2032		178,000	156,122
Advance Auto Parts Inc 3.9% 4/15/2030		160,000	149,410
Advance Auto Parts Inc 7% 8/1/2030 (d)		1,438,000	1,477,521
Advance Auto Parts Inc 7.375% 8/1/2033 (d)(e)		1,623,000	1,688,342
Arko Corp 5.125% 11/15/2029 (d)		230,000	211,118
Bath & Body Works Inc 6.625% 10/1/2030 (d)		1,075,000	1,093,981
Carvana Co 4.875% 9/1/2029 (d)		257,000	233,870
Carvana Co 5.5% 4/15/2027 (d)		230,000	225,400
Carvana Co 5.875% 10/1/2028 (d)		160,000	153,600
Carvana Co 9% 6/1/2030 pay-in-kind (d)(i)		1,689,996	1,752,783
Carvana Co 9% 6/1/2031 pay-in-kind (d)(i)		3,862,044	4,268,482
Champions Financing Inc 8.75% 2/15/2029 (d)(e)		660,000	637,907
Gap Inc/The 3.875% 10/1/2031 (d)		625,000	567,924
LBM Acquisition LLC 6.25% 1/15/2029 (d)		740,000	455,862
LBM Acquisition LLC 9.5% 6/15/2031 (d)		415,000	347,481
LCM Investments Holdings II LLC 4.875% 5/1/2029 (d)		425,000	414,881
Lithia Motors Inc 3.875% 6/1/2029 (d)		25,000	23,962
Lithia Motors Inc 4.625% 12/15/2027 (d)		200,000	198,997
Lithia Motors Inc 5.5% 10/1/2030 (d)		175,000	173,509
Mavis Tire Express Services Topco Corp 6.5% 5/15/2029 (d)		775,000	774,150
Michaels Cos Inc/The 11% 3/15/2034 (d)		495,000	468,015
Michaels Cos Inc/The 8.5% 3/15/2033 (d)		485,000	473,502
Park River Holdings Inc 8% 3/15/2031 (d)		255,000	258,199
Park River Holdings Inc 8.75% 12/31/2030 (d)		299,270	289,911
Petco Health & Wellness Co Inc 8.25% 2/1/2031 (d)		520,000	520,877
PetSmart LLC / PetSmart Finance Corp 7.5% 9/15/2032 (d)		860,000	866,560
Sally Holdings LLC / Sally Capital Inc 6.75% 4/1/2032		200,000	205,547
Staples Inc 10.75% 9/1/2029 (d)		985,000	937,111
Staples Inc 12.75% 1/15/2030 (d)		428,925	328,317
Valvoline Inc 3.625% 6/15/2031 (d)		250,000	228,074
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)		1,180,000	1,220,508
White Cap Supply Holdings LLC 7.375% 11/15/2030 (d)		125,000	124,574
			20,926,497
Textiles, Apparel & Luxury Goods - 0.1%
Kontoor Brands Inc 4.125% 11/15/2029 (d)		225,000	214,733
Under Armour Inc 7.25% 7/15/2030 (d)		670,000	679,336
Wolverine World Wide Inc 4% 8/15/2029 (d)		945,000	890,234
			1,784,303
TOTAL CONSUMER DISCRETIONARY			100,083,338
Consumer Staples - 0.7%
Beverages - 0.0%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)		415,000	416,041
Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)		100,000	95,406
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (d)		100,000	98,465
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)		1,440,000	1,387,234
Albertsons Cos Inc 5.625% 3/31/2032 (d)		1,185,000	1,156,940
C&S Group Enterprises LLC 5% 12/15/2028 (d)		320,000	301,127
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (d)		105,000	106,402
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)(e)		517,000	539,953
Performance Food Group Inc 5.625% 3/1/2034 (d)		325,000	317,587
Performance Food Group Inc 6.125% 9/15/2032 (d)(e)		663,000	670,296
US Foods Inc 5.75% 4/15/2033 (d)		155,000	154,779
US Foods Inc 6.875% 9/15/2028 (d)		95,000	97,312
US Foods Inc 7.25% 1/15/2032 (d)(e)		200,000	207,845
			5,133,346
Food Products - 0.4%
B&G Foods Inc 5.25% 9/15/2027		745,000	724,356
B&G Foods Inc 8% 9/15/2028 (d)		350,000	346,386
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (d)		610,000	628,921
Darling Ingredients Inc 6% 6/15/2030 (d)		895,000	903,685
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)		995,000	950,517
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)		310,000	290,051
Post Holdings Inc 4.5% 9/15/2031 (d)		275,000	258,052
Post Holdings Inc 4.625% 4/15/2030 (d)		469,000	456,249
Post Holdings Inc 6.25% 10/15/2034 (d)		245,000	242,808
Post Holdings Inc 6.25% 2/15/2032 (d)(e)		610,000	619,692
Post Holdings Inc 6.375% 3/1/2033 (d)(e)		755,000	752,824
Post Holdings Inc 6.5% 3/15/2036 (d)		410,000	406,775
			6,580,316
Household Products - 0.0%
Energizer Holdings Inc 4.75% 6/15/2028 (d)		209,000	206,510
Energizer Holdings Inc 6% 9/15/2033 (d)		600,000	571,923
Resideo Funding Inc 6.5% 7/15/2032 (d)		72,000	72,386
			850,819
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (d)		350,000	347,349
TOTAL CONSUMER STAPLES			13,327,871
Energy - 4.2%
Energy Equipment & Services - 0.5%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (d)(e)		670,000	670,257
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (d)		144,000	151,479
Kodiak Gas Services LLC 5.875% 4/1/2031 (d)		135,000	135,823
Kodiak Gas Services LLC 6.5% 10/1/2033 (d)		275,000	279,864
Kodiak Gas Services LLC 6.75% 10/1/2035 (d)		270,000	277,491
Nabors Industries Inc 7.625% 11/15/2032 (d)		220,000	229,338
Nabors Industries Inc 8.875% 8/15/2031 (d)		275,000	288,327
Nabors Industries Inc 9.125% 1/31/2030 (d)		500,000	523,902
Noble Finance II LLC 8% 4/15/2030 (d)		315,000	327,550
SESI LLC 7.875% 9/30/2030 (d)		160,000	165,161
Star Holding LLC 8.75% 8/1/2031 (d)		165,000	167,771
Tidewater Inc 9.125% 7/15/2030 (d)		125,000	134,590
Transocean Aquila Ltd 8% 9/30/2028 (d)		21,538	22,049
Transocean International Ltd 6.8% 3/15/2038		190,000	181,376
Transocean International Ltd 7.875% 10/15/2032 (d)		555,000	592,142
Transocean International Ltd 8.25% 5/15/2029 (d)		1,320,000	1,370,877
Transocean International Ltd 8.5% 5/15/2031 (d)		1,055,000	1,114,391
Transocean International Ltd 8.75% 2/15/2030 (d)		1,764,000	1,848,210
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (d)		255,000	255,970
Valaris Ltd 8.375% 4/30/2030 (d)		725,000	755,088
WBI Operating LLC 6.25% 10/15/2030 (d)		360,000	363,071
WBI Operating LLC 6.5% 10/15/2033 (d)		500,000	506,380
Weatherford International Ltd 6.75% 10/15/2033 (d)		185,000	190,366
			10,551,473
Oil, Gas & Consumable Fuels - 3.7%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)		1,032,000	1,076,480
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (d)		321,000	320,780
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (d)		465,000	465,135
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (d)		135,000	133,582
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (d)		485,000	479,176
Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625% 2/1/2032 (d)		90,000	91,805
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (d)		210,000	215,514
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (d)		600,000	614,824
Ascent Resources Utica Holdings LLC / ARU Finance Corp 9% 11/1/2027 (d)		365,000	416,100
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (d)		50,000	51,420
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (d)		45,000	46,778
California Resources Corp 7% 1/15/2034 (d)		315,000	317,542
California Resources Corp 8.25% 6/15/2029 (d)		526,000	548,786
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (d)		255,000	269,984
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		642,000	656,426
Cheniere Energy Inc 5.2% 7/30/2036 (d)		704,000	693,540
Cheniere Energy Inc 6% 7/30/2056 (d)		141,000	140,773
CITGO Petroleum Corp 8.375% 1/15/2029 (d)		132,000	136,000
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		115,000	111,025
CNX Resources Corp 5.875% 3/1/2034 (d)		395,000	388,834
CNX Resources Corp 7.25% 3/1/2032 (d)(e)		760,000	785,491
CNX Resources Corp 7.375% 1/15/2031 (d)		135,000	138,567
Comstock Resources Inc 5.875% 1/15/2030 (d)(e)		1,515,000	1,431,856
Comstock Resources Inc 6.75% 3/1/2029 (d)		2,005,000	1,969,990
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)		650,000	688,961
Crescent Energy Finance LLC 7.375% 1/15/2033 (d)		2,531,000	2,571,941
Crescent Energy Finance LLC 7.625% 4/1/2032 (d)		1,360,000	1,395,710
Crescent Energy Finance LLC 7.875% 4/15/2032 (d)		155,000	158,867
Crescent Energy Finance LLC 8.375% 1/15/2034 (d)		270,000	283,219
Crescent Energy Finance LLC 9.75% 10/15/2030 (d)		50,000	53,279
CVR Energy Inc 7.5% 2/15/2031 (d)		310,000	313,483
CVR Energy Inc 7.875% 2/15/2034 (d)		140,000	140,464
DBR Land Holdings LLC 6.25% 12/1/2030 (d)		140,000	142,177
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)		50,000	51,627
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		189,000	196,759
Energy Transfer LP 6.5% 2/15/2056 (i)		281,000	283,318
Energy Transfer LP 6.75% 2/15/2056 (i)		26,000	26,489
Energy Transfer LP 7.375% 2/1/2031 (d)		95,000	98,451
Expand Energy Corp 5.375% 3/15/2030		195,000	196,731
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034		145,000	145,559
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		410,000	430,038
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		278,000	280,741
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)		210,000	213,514
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(e)		430,000	451,268
Gulfport Energy Operating Corp 6.75% 9/1/2029 (d)		580,000	595,094
Harvest Midstream I LP 6.75% 5/15/2034 (d)		350,000	359,335
Harvest Midstream I LP 7.5% 5/15/2032 (d)		120,000	124,684
Hess Midstream Operations LP 5.5% 10/15/2030 (d)		120,000	119,843
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		305,000	308,057
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		90,000	92,306
Hilcorp Energy I LP / Hilcorp Finance Co 5.75% 2/1/2029 (d)		380,000	379,157
Hilcorp Energy I LP / Hilcorp Finance Co 6% 2/1/2031 (d)		505,000	497,609
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (d)		700,000	702,811
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 4/15/2032 (d)		200,000	196,949
Hilcorp Energy I LP / Hilcorp Finance Co 6.875% 5/15/2034 (d)		125,000	125,063
Hilcorp Energy I LP / Hilcorp Finance Co 7.25% 2/15/2035 (d)		1,725,000	1,750,053
Hilcorp Energy I LP / Hilcorp Finance Co 8.375% 11/1/2033 (d)		1,540,000	1,637,962
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (d)		305,000	308,587
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		120,000	124,040
Kinetik Holdings LP 5.875% 6/15/2030 (d)		1,595,000	1,602,988
Kinetik Holdings LP 6.625% 12/15/2028 (d)		355,000	362,511
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp 6.875% 12/1/2032 (d)		640,000	661,618
Matador Resources Co 6% 4/15/2034 (d)		1,185,000	1,170,857
Matador Resources Co 6.5% 4/15/2032 (d)		690,000	699,206
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		415,000	422,229
Murphy Oil USA Inc 5.875% 6/1/2034 (d)		200,000	200,722
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (d)		640,000	664,993
NGL Energy Operating LLC / NGL Energy Finance Corp 8.375% 2/15/2032 (d)		1,700,000	1,786,169
Par Petroleum LLC 7.375% 6/1/2034 (d)		430,000	440,111
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028 (e)		210,000	210,080
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (d)		445,000	443,012
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		840,000	860,238
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)		295,000	315,391
Permian Resources Operating LLC 6.25% 2/1/2033 (d)		680,000	698,622
Permian Resources Operating LLC 7% 1/15/2032 (d)		505,000	525,200
Permian Resources Operating LLC 9.875% 7/15/2031 (d)		442,000	466,412
Prairie Acquiror LP 9% 8/1/2029 (d)		125,000	130,294
Range Resources Corp 4.75% 2/15/2030 (d)		435,000	425,697
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		280,000	274,352
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		50,000	49,543
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)(e)		585,000	608,287
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)(e)		355,000	363,032
Rockies Express Pipeline LLC 7.5% 7/15/2038 (d)		75,000	79,835
SM Energy Co 6.75% 8/1/2029 (d)		120,000	123,034
SM Energy Co 8.625% 11/1/2030 (d)		1,260,000	1,332,079
SM Energy Co 8.75% 7/1/2031 (d)		565,000	591,460
SM Energy Co 9.625% 6/15/2033 (d)		965,000	1,074,101
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		200,000	194,301
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		570,000	558,600
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028 (e)		195,000	195,467
Sunoco LP 4.5% 10/1/2029 (d)		410,000	399,111
Sunoco LP 4.625% 5/1/2030 (d)		1,405,000	1,363,272
Sunoco LP 5.375% 7/15/2031 (d)(e)		475,000	472,687
Sunoco LP 5.625% 3/15/2031 (d)		100,000	100,125
Sunoco LP 5.625% 7/15/2034 (d)		450,000	443,216
Sunoco LP 5.875% 3/15/2034 (d)		265,000	263,417
Sunoco LP 6.25% 7/1/2033 (d)		510,000	518,635
Sunoco LP 6.625% 8/15/2032 (d)		335,000	342,037
Sunoco LP 7% 5/1/2029 (d)		640,000	660,708
Sunoco LP 7.25% 5/1/2032 (d)		1,379,000	1,440,898
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		268,000	267,975
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		1,780,000	1,791,006
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)(e)		2,190,000	2,190,418
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (d)		360,000	367,839
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 7.375% 2/15/2029 (d)		1,045,000	1,078,858
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (d)		150,000	143,715
Venture Global Calcasieu Pass LLC 4.125% 8/15/2031 (d)		350,000	328,440
Venture Global Calcasieu Pass LLC 6% 5/1/2036 (d)		95,000	96,068
Venture Global Calcasieu Pass LLC 6.25% 1/15/2030 (d)		305,000	313,751
Venture Global LNG Inc 7% 1/15/2030 (d)		60,000	61,546
Venture Global LNG Inc 8.125% 6/1/2028 (d)		45,000	46,000
Venture Global LNG Inc 8.375% 6/1/2031 (d)		328,000	341,313
Venture Global LNG Inc 9.5% 2/1/2029 (d)		720,000	783,896
Venture Global LNG Inc 9.875% 2/1/2032 (d)		750,000	801,912
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (d)		764,000	784,749
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)		1,865,000	1,949,869
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (d)		589,000	614,691
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)		1,565,000	1,659,880
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)		755,000	833,213
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)		1,275,000	1,431,020
			66,365,260
TOTAL ENERGY			76,916,733
Financials - 4.8%
Banks - 0.0%
Western Alliance Bancorp 3% 6/15/2031 (e)(i)		564,000	546,347
Capital Markets - 0.5%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (d)		400,000	395,417
Focus Financial Partners LLC 6.75% 9/15/2031 (d)		504,000	507,780
Hightower Holding LLC 6.75% 4/15/2029 (d)		100,000	99,758
Hightower Holding LLC 9.125% 1/31/2030 (d)		300,000	308,921
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		1,515,000	1,518,799
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)		2,400,000	2,468,139
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (d)		1,687,000	1,748,570
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		565,000	546,101
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)(e)		620,000	611,340
			8,204,825
Consumer Finance - 1.2%
Ally Financial Inc 6.646% 1/17/2040 (i)		586,000	580,613
Ally Financial Inc 6.7% 2/14/2033 (e)		708,000	731,210
Bread Financial Holdings Inc 6.75% 5/15/2031 (d)		90,000	92,113
Cobra AcquisitionCo LLC 12.25% 11/1/2029 (d)		495,000	499,367
Cobra AcquisitionCo LLC 6.375% 11/1/2029 (d)		745,000	644,286
Encore Capital Group Inc 6.625% 4/15/2031 (d)		275,000	277,278
Encore Capital Group Inc 6.625% 6/1/2032 (d)		200,000	200,029
Encore Capital Group Inc 8.5% 5/15/2030 (d)		200,000	212,793
FirstCash Inc 6.125% 5/1/2034 (d)		240,000	240,181
Ford Motor Credit Co LLC 2.7% 8/10/2026		475,000	473,487
Ford Motor Credit Co LLC 5.8% 3/8/2029		400,000	405,913
LFS Topco LLC 8.75% 7/15/2030 (d)(e)		434,000	432,054
Navient Corp 11.5% 3/15/2031		1,160,000	1,234,159
Navient Corp 4.875% 3/15/2028		637,000	624,303
Navient Corp 5% 3/15/2027		900,000	894,647
Navient Corp 5.5% 3/15/2029 (e)		135,000	129,608
Navient Corp 5.625% 8/1/2033		1,688,000	1,373,982
Navient Corp 6.75% 6/15/2026		425,000	424,887
Navient Corp 7.875% 6/15/2032 (e)		1,050,000	976,693
Navient Corp 9.375% 10/15/2031		1,115,000	1,109,620
Navient Corp 9.375% 7/25/2030		1,805,000	1,838,541
OneMain Finance Corp 3.875% 9/15/2028		1,100,000	1,064,235
OneMain Finance Corp 4% 9/15/2030		125,000	115,377
OneMain Finance Corp 5.375% 11/15/2029		125,000	121,958
OneMain Finance Corp 6.125% 5/15/2030		780,000	776,848
OneMain Finance Corp 6.5% 3/15/2033 (e)		145,000	141,604
OneMain Finance Corp 6.625% 1/15/2028		71,000	72,205
OneMain Finance Corp 6.625% 5/15/2029		300,000	304,676
OneMain Finance Corp 6.75% 3/15/2032		640,000	636,417
OneMain Finance Corp 6.75% 9/15/2033 (e)		943,000	923,969
OneMain Finance Corp 7.125% 11/15/2031		520,000	526,529
OneMain Finance Corp 7.125% 9/15/2032		380,000	382,938
OneMain Finance Corp 7.5% 5/15/2031		1,125,000	1,159,771
PRA Group Inc 5% 10/1/2029 (d)		50,000	47,250
PRA Group Inc 8.875% 1/31/2030 (d)		115,000	118,218
PROG Holdings Inc 6% 11/15/2029 (d)		990,000	965,223
SLM Corp 6.495% 5/15/2032 (i)		420,000	420,362
SLM Corp 6.5% 1/31/2030		230,000	232,973
			21,406,317
Financial Services - 1.7%
Azorra Finance Ltd 6.25% 2/15/2034 (d)		175,000	168,482
Azorra Finance Ltd 7.25% 1/15/2031 (d)		275,000	281,024
Azorra Finance Ltd 7.75% 4/15/2030 (d)		235,000	244,220
Block Inc 3.5% 6/1/2031		725,000	660,573
Block Inc 5.625% 8/15/2030 (d)		765,000	768,148
Block Inc 6% 8/15/2033 (d)		345,000	345,087
Block Inc 6.5% 5/15/2032		676,000	688,833
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)(e)		432,000	369,360
Clue Opco LLC 9.5% 10/15/2031 (d)		915,000	848,663
Freedom Funding Center LLC 12% 10/1/2037 pay-in-kind (d)(i)		168,000	171,961
Freedom Mortgage Corp 12.25% 10/1/2030 (d)		275,000	297,318
Freedom Mortgage Corp 6.625% 1/15/2027 (d)		535,000	536,477
Freedom Mortgage Holdings LLC 6.875% 5/1/2031 (d)		700,000	678,488
Freedom Mortgage Holdings LLC 9.125% 5/15/2031 (d)		125,000	129,416
Freedom Mortgage Holdings LLC 9.25% 2/1/2029 (d)		185,000	192,700
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036		460,000	454,859
HA Sustainable Infrastructure Capital Inc 6.375% 7/1/2034		1,155,000	1,184,751
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (i)		1,655,000	1,672,504
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (i)		1,367,000	1,459,353
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		208,000	208,223
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		1,270,000	1,099,614
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		955,000	944,649
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		55,000	52,327
LD Holdings Group LLC 6.125% 4/1/2028 (d)		75,000	64,994
Midcap Financial Issuer Trust 5.625% 1/15/2030 (d)		775,000	749,813
Midcap Financial Issuer Trust 6.5% 5/1/2028 (d)		1,580,000	1,578,799
MPH Acquisition Holdings LLC 11.5% 12/31/2030 pay-in-kind (d)(i)		320,479	293,238
MPH Acquisition Holdings LLC 5.75% 12/31/2030 (d)		650,506	523,657
NCR Atleos Corp 9.5% 4/1/2029 (d)		602,000	643,617
Oxford Finance LLC / Oxford Finance Co-Issuer II Inc 7.75% 5/15/2031 (d)		100,000	99,314
P&L Development LLC / PLD Finance Corp 12% 5/15/2029 pay-in-kind (d)(i)		57,240	55,523
PennyMac Financial Services Inc 4.25% 2/15/2029 (d)		565,000	539,605
PennyMac Financial Services Inc 5.75% 9/15/2031 (d)		125,000	117,903
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)		325,000	311,590
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)		501,000	486,697
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)		665,000	651,090
PennyMac Financial Services Inc 7.125% 11/15/2030 (d)		975,000	984,610
PennyMac Financial Services Inc 7.875% 12/15/2029 (d)		852,000	884,665
Rocket Cos Inc 6.125% 8/1/2030 (d)		1,540,000	1,563,589
Rocket Cos Inc 6.375% 8/1/2033 (d)		485,000	492,518
Rocket Cos Inc 6.5% 8/1/2029 (d)		125,000	127,815
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.875% 10/15/2026 (d)		550,000	545,559
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/2029 (d)		150,000	144,232
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875% 3/1/2031 (d)		575,000	534,306
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4% 10/15/2033 (d)		675,000	605,918
Scientific Games Holdings LP/Scientific Games US FinCo Inc 6.625% 3/1/2030 (d)		655,000	565,654
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 5.5% 5/15/2033 (d)	EUR	620,000	709,897
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		800,000	799,278
United Wholesale Mortgage LLC 5.5% 4/15/2029 (d)		435,000	415,477
United Wholesale Mortgage LLC 5.75% 6/15/2027 (d)		75,000	74,706
UWM Holdings LLC 6.25% 3/15/2031 (d)		720,000	661,167
UWM Holdings LLC 6.625% 2/1/2030 (d)		730,000	692,292
Walker & Dunlop Inc 6.625% 4/1/2033 (d)(e)		160,000	161,745
WEX Inc 6.5% 3/15/2033 (d)		45,000	44,811
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		1,087,000	1,146,801
WS Escrow LLC 7.75% 6/1/2033 (d)		465,000	474,074
			31,201,984
Insurance - 1.2%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)		100,000	94,593
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		1,155,000	1,153,576
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)		1,648,000	1,626,021
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		1,215,000	1,198,264
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)		2,850,000	2,892,995
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		2,520,000	2,507,123
AmWINS Group Inc 4.875% 6/30/2029 (d)		448,000	432,309
AmWINS Group Inc 6.375% 2/15/2029 (d)		150,000	151,744
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		460,000	461,725
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (d)(e)		3,175,000	3,310,852
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (d)		1,980,000	1,935,146
CRC Insurance Group LLC 7.125% 6/1/2031 (d)		1,175,000	1,178,308
HUB International Ltd 5.625% 12/1/2029 (d)		150,000	147,770
HUB International Ltd 7.25% 6/15/2030 (d)		1,895,000	1,945,121
HUB International Ltd 7.375% 1/31/2032 (d)		1,350,000	1,382,994
Ryan Specialty LLC 4.375% 2/1/2030 (d)		260,000	251,934
Ryan Specialty LLC 5.875% 8/1/2032 (d)		125,000	124,164
USI Inc/NY 7.5% 1/15/2032 (d)		555,000	565,019
			21,359,658
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance Inc 4.625% 6/15/2029 (d)		890,000	889,293
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (d)		255,000	254,676
Rithm Capital Corp 8% 4/1/2029 (d)		225,000	225,616
Rithm Capital Corp 8% 7/15/2030 (d)		445,000	441,690
Rithm Capital Corp 8.5% 6/1/2031 (d)		145,000	144,741
Starwood Property Trust Inc 3.625% 7/15/2026 (d)(e)		190,000	189,596
Starwood Property Trust Inc 4.375% 1/15/2027 (d)		225,000	224,256
Starwood Property Trust Inc 5.25% 10/15/2028 (d)		210,000	209,454
Starwood Property Trust Inc 5.75% 1/15/2031 (d)		210,000	209,953
Starwood Property Trust Inc 6% 4/15/2030 (d)		190,000	191,644
Starwood Property Trust Inc 6.125% 6/1/2031 (d)		100,000	101,106
Starwood Property Trust Inc 6.5% 10/15/2030 (d)(e)		475,000	486,789
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		675,000	690,931
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		565,000	585,928
			4,845,673
TOTAL FINANCIALS			87,564,804
Health Care - 3.3%
Biotechnology - 0.1%
BioMarin Pharmaceutical Inc5.5% 2/15/2034 (d)		200,000	197,583
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		1,024,000	930,986
			1,128,569
Health Care Equipment & Supplies - 0.3%
Adapthealth LLC 4.625% 8/1/2029 (d)		1,088,000	1,050,050
Adapthealth LLC 5.125% 3/1/2030 (d)		225,000	218,012
Adapthealth LLC 6.125% 8/1/2028 (d)		150,000	149,851
Bausch + Lomb Corp 8.375% 10/1/2028 (d)		615,000	634,988
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (i)		41,000	41,328
Medline Borrower LP 5.25% 10/1/2029 (d)		1,010,000	1,008,269
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		2,060,000	2,114,260
			5,216,758
Health Care Providers & Services - 2.3%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)(e)		590,000	605,239
Accendra Health Inc 6.625% 4/1/2030 (d)		1,095,000	660,776
AMN Healthcare Inc 4% 4/15/2029 (d)		575,000	555,100
Centene Corp 2.5% 3/1/2031		450,000	392,017
Centene Corp 2.625% 8/1/2031		400,000	347,340
Centene Corp 3% 10/15/2030		300,000	270,363
Centene Corp 3.375% 2/15/2030		309,000	287,142
Centene Corp 4.625% 12/15/2029		625,000	608,730
CHS/Community Health Systems Inc 10.875% 1/15/2032 (d)		861,000	927,721
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		465,000	427,545
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		1,730,000	1,630,261
CHS/Community Health Systems Inc 6% 1/15/2029 (d)		250,000	247,500
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		1,170,000	1,063,993
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)(e)		1,550,000	1,625,826
Concentra Health Services Inc 6.875% 7/15/2032 (d)		360,000	372,613
CVS Health Corp 6.75% 12/10/2054 (e)(i)		536,000	558,850
CVS Health Corp 7% 3/10/2055 (i)		2,731,000	2,845,468
DaVita Inc 3.75% 2/15/2031 (d)		2,250,000	2,092,038
DaVita Inc 4.625% 6/1/2030 (d)		1,555,000	1,510,968
DaVita Inc 6.75% 7/15/2033 (d)(e)		480,000	496,047
DaVita Inc 6.875% 9/1/2032 (d)		1,150,000	1,190,887
Encompass Health Corp 5.875% 6/1/2034 (d)		490,000	493,033
Global Medical Response Inc 7.375% 10/1/2032 (d)		125,000	129,878
Humana Inc 6.625% 9/15/2056 (e)(i)		1,085,000	1,075,455
LifePoint Health Inc 10% 6/1/2032 (d)		2,587,000	2,648,649
LifePoint Health Inc 5.375% 1/15/2029 (d)		1,100,000	1,065,040
LifePoint Health Inc 7% 5/1/2034 (d)		2,025,000	1,977,326
LifePoint Health Inc 8.375% 2/15/2032 (d)		225,000	236,242
LifePoint Health Inc 9.875% 8/15/2030 (d)		1,045,000	1,104,794
Molina Healthcare Inc 6.25% 1/15/2033 (d)(e)		948,000	947,916
Molina Healthcare Inc 6.5% 2/15/2031 (d)		1,125,000	1,140,798
National Mentor Holdings Inc 10.5% 12/15/2030 (d)		385,000	405,281
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		225,000	222,663
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		700,000	732,205
Radiology Partners Inc 8.5% 7/15/2032 (d)		370,000	379,250
Star Parent Inc 9% 10/1/2030 (d)		328,000	344,339
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		240,000	240,562
TEAM Services Holding Inc 9% 2/15/2033 (d)(e)		605,000	609,568
Tenet Healthcare Corp 4.25% 6/1/2029		1,425,000	1,389,215
Tenet Healthcare Corp 4.375% 1/15/2030		2,090,000	2,022,412
Tenet Healthcare Corp 5.5% 11/15/2032 (d)(e)		440,000	438,220
Tenet Healthcare Corp 6% 11/15/2033 (d)(e)		700,000	706,831
Tenet Healthcare Corp 6.125% 10/1/2028		919,000	921,345
Tenet Healthcare Corp 6.125% 6/15/2030		2,015,000	2,033,776
Tenet Healthcare Corp 6.75% 5/15/2031		540,000	556,051
Tenet Healthcare Corp 6.875% 11/15/2031		1,175,000	1,251,238
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		768,000	735,751
			42,524,262
Health Care Technology - 0.2%
AthenaHealth Group Inc 6.5% 2/15/2030 (d)		1,575,000	1,518,220
IQVIA Inc 6.25% 6/1/2032 (d)		1,615,000	1,649,884
IQVIA Inc 6.5% 5/15/2030 (d)		195,000	200,021
			3,368,125
Pharmaceuticals - 0.4%
1261229 BC Ltd 10% 4/15/2032 (d)		4,628,000	4,738,226
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (d)		260,000	269,323
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)		1,410,000	1,397,605
Perrigo Finance Unlimited Co 6.125% 9/30/2032		310,000	295,921
			6,701,075
TOTAL HEALTH CARE			58,938,789
Industrials - 4.1%
Aerospace & Defense - 0.8%
ATI Inc 5.125% 10/1/2031		245,000	242,908
ATI Inc 7.25% 8/15/2030		424,000	440,211
Axon Enterprise Inc 6.125% 3/15/2030 (d)		745,000	759,361
Axon Enterprise Inc 6.25% 3/15/2033 (d)		660,000	676,533
Carpenter Technology Corp 5.625% 3/1/2034 (d)		360,000	357,663
TransDigm Inc 4.625% 1/15/2029		175,000	172,399
TransDigm Inc 6% 1/15/2033 (d)		1,170,000	1,183,377
TransDigm Inc 6.125% 7/31/2034 (d)		1,655,000	1,648,156
TransDigm Inc 6.25% 1/31/2034 (d)(e)		420,000	429,872
TransDigm Inc 6.375% 3/1/2029 (d)		760,000	774,923
TransDigm Inc 6.375% 5/31/2033 (d)		2,070,000	2,089,875
TransDigm Inc 6.625% 3/1/2032 (d)		1,730,000	1,779,362
TransDigm Inc 6.75% 1/31/2034 (d)		1,525,000	1,562,896
TransDigm Inc 6.75% 8/15/2028 (d)		110,000	111,375
TransDigm Inc 6.875% 12/15/2030 (d)		1,066,000	1,098,854
TransDigm Inc 7.125% 12/1/2031 (d)		1,559,000	1,619,147
			14,946,912
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)		290,000	298,837
Building Products - 0.6%
Ameritex Holdco Intermediate LLC 7.625% 8/15/2033 (d)		250,000	260,316
Builders FirstSource Inc 4.25% 2/1/2032 (d)		270,000	248,410
Builders FirstSource Inc 5% 3/1/2030 (d)		70,000	68,219
Builders FirstSource Inc 6.375% 3/1/2034 (d)		539,000	538,540
Builders FirstSource Inc 6.375% 6/15/2032 (d)		349,000	352,236
Builders FirstSource Inc 6.75% 5/15/2035 (d)		859,000	867,556
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)		205,000	124,944
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		415,000	70,550
Cornerstone Building Brands Inc 9.5% 8/15/2029 (d)		140,000	84,791
CP Atlas Buyer Inc 9.75% 7/15/2030 (d)		765,000	719,898
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)(e)		940,000	961,012
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		185,000	191,157
Griffon Corp 5.75% 3/1/2028		150,000	149,966
JH North America Holdings Inc 6.125% 7/31/2032 (d)		125,000	125,295
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (d)		974,000	957,694
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)		95,000	88,754
New Enterprise Stone & Lime Co Inc 5.25% 7/15/2028 (d)		990,000	984,656
Shea Homes LP / Shea Homes Funding Corp 4.75% 2/15/2028		600,000	596,237
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		175,000	170,841
Standard Building Solutions Inc 5.875% 3/15/2034 (d)		270,000	263,251
Standard Building Solutions Inc 6.25% 8/1/2033 (d)		775,000	776,173
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		1,115,000	1,131,669
Standard Industries Inc/NY 3.375% 1/15/2031 (d)		95,000	86,480
Standard Industries Inc/NY 4.375% 7/15/2030 (d)		620,000	590,495
Standard Industries Inc/NY 4.75% 1/15/2028 (d)		125,000	124,395
			10,533,535
Commercial Services & Supplies - 1.1%
ACCO Brands Corp 4.25% 3/15/2029 (d)		585,000	538,473
ADT Security Corp/The 5.875% 10/15/2033 (d)		255,000	249,208
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		250,000	247,937
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)		425,000	434,525
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		1,977,000	2,066,954
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)		585,000	576,295
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)		490,000	482,974
Artera Services LLC 8.5% 2/15/2031 (d)		1,875,000	1,712,266
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		1,090,000	963,351
Clean Harbors Inc 5.75% 10/15/2033 (d)		125,000	125,628
CoreCivic Inc 4.75% 10/15/2027		115,000	114,350
CoreCivic Inc 8.25% 4/15/2029		130,000	135,519
GEO Group Inc/The 10.25% 4/15/2031		400,000	433,468
GEO Group Inc/The 8.625% 4/15/2029		315,000	328,465
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (d)		230,000	224,637
GFL Environmental Inc 3.5% 9/1/2028 (d)		90,000	87,586
GFL Environmental Inc 4% 8/1/2028 (d)		275,000	268,926
GFL Environmental Inc 4.375% 8/15/2029 (d)		640,000	623,222
GFL Environmental Inc 4.75% 6/15/2029 (d)		130,000	128,020
GFL Environmental Inc 6.75% 1/15/2031 (d)		85,000	87,765
Madison IAQ LLC 4.125% 6/30/2028 (d)		940,000	928,263
Madison IAQ LLC 5.875% 6/30/2029 (d)		1,155,000	1,154,863
Neptune Bidco US Inc 10.375% 5/15/2031 (d)		1,940,000	2,026,669
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		1,525,000	1,559,014
Neptune Bidco US Inc 9.5% 2/15/2033 (d)		785,000	803,017
OT Midco Inc 10% 2/15/2030 (d)		420,000	161,939
Reworld Holding Corp 4.875% 12/1/2029 (d)		870,000	825,420
Sabre Financial Borrower LLC 11.125% 6/15/2029 (d)		535,000	556,886
Veritiv Operating Co 10.5% 11/30/2030 (d)		305,000	312,936
VT Topco Inc 8.5% 8/15/2030 (d)		220,000	225,933
Waste Pro USA Inc 7% 2/1/2033 (d)		190,000	194,229
Williams Scotsman Inc 6.625% 4/15/2030 (d)(e)		240,000	246,870
Williams Scotsman Inc 6.625% 6/15/2029 (d)		440,000	451,078
Williams Scotsman Inc 7.375% 10/1/2031 (d)		706,000	737,180
			20,013,866
Construction & Engineering - 0.2%
AECOM 6% 8/1/2033 (d)(e)		595,000	595,923
Amsted Industries Inc 4.625% 5/15/2030 (d)		415,000	402,816
Amsted Industries Inc 6.375% 3/15/2033 (d)		215,000	218,548
Arcosa Inc 6.875% 8/15/2032 (d)		265,000	274,560
Granite Construction Inc 6.375% 6/15/2034 (d)(q)(r)		285,000	290,846
Maxim Crane Works Holdings Capital LLC 11.5% 9/1/2028 (d)		430,000	449,906
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		590,000	591,556
			2,824,155
Electrical Equipment - 0.2%
Sensata Technologies BV 4% 4/15/2029 (d)		204,000	199,018
Sensata Technologies BV 5.875% 9/1/2030 (d)		1,255,000	1,262,924
Solaris Energy Infrastructure LLC 6.375% 5/15/2031 (d)		395,000	401,182
WESCO Distribution Inc 5.25% 4/15/2031 (d)		370,000	366,490
WESCO Distribution Inc 5.5% 4/15/2034 (d)(e)		510,000	506,292
WESCO Distribution Inc 6.375% 3/15/2029 (d)		140,000	143,139
WESCO Distribution Inc 6.375% 3/15/2033 (d)(e)		290,000	297,981
WESCO Distribution Inc 6.625% 3/15/2032 (d)		140,000	144,416
WESCO Distribution Inc 7.25% 6/15/2028 (d)		90,000	90,160
			3,411,602
Ground Transportation - 0.2%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 4.75% 4/1/2028 (d)		350,000	344,883
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (d)		150,000	147,001
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (d)		60,000	60,420
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (d)		820,000	845,749
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)		240,000	245,068
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)(e)		1,220,000	1,238,381
RXO Inc 6.375% 5/15/2031 (d)		60,000	60,311
Watco Cos LLC / Watco Finance Corp 7.125% 8/1/2032 (d)		630,000	649,041
XPO Inc 6.25% 6/1/2028 (d)		200,000	202,502
			3,793,356
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (d)		110,000	107,659
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		155,000	160,532
			268,191
Machinery - 0.3%
Allison Transmission Inc 5.875% 12/1/2033 (d)		195,000	195,546
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(i)		515,132	569,656
Chart Industries Inc 7.5% 1/1/2030 (d)		325,000	336,459
Chart Industries Inc 9.5% 1/1/2031 (d)		220,000	231,249
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (d)(e)		380,000	385,092
Enpro Inc 6.125% 6/1/2033 (d)		645,000	656,675
Esab Corp 5.625% 4/1/2031 (d)		95,000	95,471
Esab Corp 6.25% 4/15/2029 (d)		45,000	45,812
Lsf12 Helix Parent LLC 7.125% 2/1/2033 (d)		125,000	122,489
Mueller Water Products Inc 4% 6/15/2029 (d)		875,000	845,261
Stevens Holding Co Inc 6.125% 10/1/2026 (d)		370,000	367,873
Terex Corp 5% 5/15/2029 (d)		360,000	356,864
Terex Corp 6.25% 10/15/2032 (d)		165,000	167,528
Titan International Inc 7% 4/30/2028		320,000	319,737
Trinity Industries Inc 7.75% 7/15/2028 (d)		190,000	194,763
			4,890,475
Passenger Airlines - 0.2%
American Airlines Inc 7.25% 2/15/2028 (d)		145,000	147,093
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (d)		575,000	574,362
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		457,000	420,368
United Airlines Holdings Inc 4.875% 3/1/2029		735,000	725,274
United Airlines Holdings Inc 5.375% 3/1/2031 (e)		615,000	608,245
United Airlines Inc 4.625% 4/15/2029 (d)		330,000	325,489
			2,800,831
Professional Services - 0.0%
CACI International Inc 6.375% 6/15/2033 (d)		410,000	419,316
ION Platform Finance US Inc / ION Platform Finance SARL 4.625% 5/1/2028 (d)		95,000	89,078
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (d)		160,000	149,691
			658,085
Trading Companies & Distributors - 0.5%
Dcli Bidco LLC 7.75% 11/15/2029 (d)		260,000	267,461
FTAI Aviation Investors LLC 7% 6/15/2032 (d)		125,000	129,145
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)(e)		175,000	183,574
Herc Holdings Inc 5.75% 3/15/2031 (d)(e)		345,000	344,964
Herc Holdings Inc 6% 3/15/2034 (d)(e)		390,000	387,554
Herc Holdings Inc 6.625% 6/15/2029 (d)		360,000	368,796
Herc Holdings Inc 7% 6/15/2030 (d)(e)		1,454,000	1,510,812
Herc Holdings Inc 7.25% 6/15/2033 (d)(e)		549,000	572,682
QXO Building Products Inc 6.75% 4/30/2032 (d)(e)		825,000	840,638
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (d)		120,000	125,723
United Rentals North America Inc 3.75% 1/15/2032		150,000	138,733
United Rentals North America Inc 3.875% 11/15/2027		80,000	79,215
United Rentals North America Inc 3.875% 2/15/2031		1,085,000	1,026,042
United Rentals North America Inc 4% 7/15/2030		627,000	599,151
United Rentals North America Inc 4.875% 1/15/2028		470,000	470,098
United Rentals North America Inc 5.375% 11/15/2033 (d)		905,000	893,682
United Rentals North America Inc 6.125% 3/15/2034 (d)		715,000	733,793
			8,672,063
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (d)		129,000	133,497
GB AIT Buyer Inc 8.75% 4/30/2034 (d)		60,000	60,049
Star Leasing Co LLC 7.625% 2/15/2030 (d)		510,000	494,233
			687,779
TOTAL INDUSTRIALS			73,799,687
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp 5% 12/15/2029 (d)		270,000	267,247
Sensata Technologies Inc 3.75% 2/15/2031 (d)		270,000	253,227
Sensata Technologies Inc 4.375% 2/15/2030 (d)		75,000	73,078
Sensata Technologies Inc 6.625% 7/15/2032 (d)(e)		185,000	191,599
Zebra Technologies Corp 6.5% 6/1/2032 (d)		120,000	121,728
			906,879
IT Services - 0.5%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		1,568,000	1,563,747
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)(e)		325,000	324,627
CoreWeave Inc 9% 2/1/2031 (d)		1,840,000	1,865,612
CoreWeave Inc 9.25% 6/1/2030 (d)		1,155,000	1,178,363
CoreWeave Inc 9.75% 10/1/2031 (d)		2,009,000	2,072,230
Fortress Intermediate 3 Inc 7.5% 6/1/2031 (d)		910,000	919,914
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)(e)		450,000	423,500
			8,347,993
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology Inc 5.875% 10/1/2033 (d)		135,000	135,619
Entegris Inc 3.625% 5/1/2029 (d)		280,000	267,466
Entegris Inc 4.375% 4/15/2028 (d)		150,000	147,902
Entegris Inc 4.75% 4/15/2029 (d)		250,000	248,358
Entegris Inc 5.95% 6/15/2030 (d)		3,300,000	3,334,056
ON Semiconductor Corp 3.875% 9/1/2028 (d)		10,000	9,757
Qnity Electronics Inc 5.75% 8/15/2032 (d)		675,000	679,396
Qnity Electronics Inc 6.25% 8/15/2033 (d)		295,000	300,819
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (i)		384,378	344,508
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (d)(i)		788,115	871,148
			6,339,029
Software - 0.8%
Clarivate Science Holdings Corp 4.875% 7/1/2029 (d)		922,000	844,354
Cloud Software Group Inc 9% 9/30/2029 (d)		4,345,000	4,293,386
Crowdstrike Holdings Inc 3% 2/15/2029		225,000	214,557
Fair Isaac Corp 4% 6/15/2028 (d)		130,000	127,267
Gen Digital Inc 6.25% 4/1/2033 (d)		190,000	189,280
Gen Digital Inc 6.75% 9/30/2027 (d)		320,000	321,844
Gen Digital Inc 7.125% 9/30/2030 (d)		225,000	229,271
McAfee Corp 7.375% 2/15/2030 (d)		3,280,000	2,804,778
NCR Voyix Corp 5.125% 4/15/2029 (d)		533,000	521,861
Oracle Corp 3.6% 4/1/2040		2,151,000	1,594,975
Oracle Corp 4.55% 2/4/2029		140,000	138,601
Oracle Corp 4.95% 2/4/2031		280,000	275,337
Oracle Corp 5.35% 5/4/2033		285,000	280,521
Oracle Corp 5.7% 2/4/2036		140,000	137,547
Oracle Corp 6.55% 2/4/2046		195,000	188,017
Oracle Corp 6.7% 2/4/2056		140,000	134,836
Oracle Corp 6.85% 2/4/2066		28,000	26,821
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.6986% 2/4/2029 (i)(j)		140,000	139,773
Rackspace Finance LLC 3.5% 5/15/2028 (d)		396,625	335,119
SS&C Technologies Inc 5.5% 9/30/2027 (d)		275,000	275,021
UKG Inc 6.875% 2/1/2031 (d)		1,410,000	1,385,638
			14,458,804
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)		245,000	249,194
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		335,000	341,386
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)		85,000	88,581
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)		110,000	115,015
			794,176
TOTAL INFORMATION TECHNOLOGY			30,846,881
Materials - 3.2%
Chemicals - 1.6%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (d)(i)		698,537	558,830
ARC Falcon I Inc / Arclin USA LLC / New Arclin US Holding Corp 9.75% 3/1/2033 (d)		782,000	755,912
Ashland Inc 3.375% 9/1/2031 (d)		250,000	228,343
Ashland Inc 6.875% 5/15/2043		400,000	397,895
Avient Corp 6.25% 11/1/2031 (d)		420,000	426,076
Avient Corp 7.125% 8/1/2030 (d)		1,500,000	1,526,237
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)		500,000	520,584
Bond US Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2 7.125% 6/15/2033 (d)		1,286,000	1,295,519
Celanese US Holdings LLC 6.75% 4/15/2033 (e)		665,000	686,067
Celanese US Holdings LLC 7% 2/15/2031 (e)		650,000	673,680
Celanese US Holdings LLC 7.375% 2/15/2034 (e)		1,000,000	1,044,447
Celanese US Holdings LLC 7.379% 7/15/2032 (e)(i)		265,000	278,510
Celanese US Holdings LLC 7.55% 11/15/2030 (i)		385,000	409,516
Celanese US Holdings LLC 7.7% 11/15/2033 (e)(i)		1,935,000	2,078,014
Chemours Co/The 4.625% 11/15/2029 (d)(e)		400,000	383,878
Chemours Co/The 5.75% 11/15/2028 (d)		444,000	443,206
Chemours Co/The 7.875% 3/15/2034 (d)		545,000	552,817
Chemours Co/The 8% 1/15/2033 (d)		460,000	469,972
CompoSecure Holdings LLC 5.625% 2/1/2033 (d)		670,000	650,396
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (d)		1,807,000	1,806,260
FMC Corp 8% 6/1/2031 (d)(q)		560,000	585,223
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (d)		244,144	165,408
GrafTech Finance Inc 4.625% 12/23/2029 (d)		350,000	241,933
Iris Holding Inc 10% 12/15/2028 (d)		175,000	143,839
Mativ Holdings Inc 8% 10/1/2029 (d)		650,000	647,435
Methanex US Operations Inc 6.25% 3/15/2032 (d)		490,000	504,578
Olin Corp 5% 2/1/2030		995,000	965,549
Olin Corp 6.625% 4/1/2033 (d)(e)		465,000	461,588
Olympus Water US Holding Corp 4.25% 10/1/2028 (d)		200,000	194,771
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		1,275,000	1,250,601
Olympus Water US Holding Corp 6.75% 8/1/2032 (d)(e)		920,000	898,216
Olympus Water US Holding Corp 7.25% 2/15/2033 (d)(e)		1,021,000	1,009,415
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)		200,000	203,047
Perimeter Holdings LLC 6.25% 1/15/2034 (d)		490,000	487,661
Scotts Miracle-Gro Co/The 4% 4/1/2031		775,000	720,992
Scotts Miracle-Gro Co/The 4.375% 2/1/2032		400,000	372,024
SK Invictus Intermediate II Sarl 5% 10/30/2029 (d)		275,000	269,667
Solstice Advanced Materials Inc 5.625% 9/30/2033 (d)		115,000	113,696
Tronox Inc 4.625% 3/15/2029 (d)(e)		810,000	645,163
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		1,460,000	1,398,267
WR Grace Holdings LLC 6.625% 8/15/2032 (d)		1,485,000	1,473,540
WR Grace Holdings LLC 7% 8/1/2033 (d)(e)		1,541,000	1,528,626
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		310,000	311,841
			29,779,239
Construction Materials - 0.4%
Brundage-Bone Concrete Pumping Holdings Inc 7.5% 2/1/2032 (d)		80,000	82,399
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		3,130,000	3,187,166
Quikrete Holdings Inc 6.75% 3/1/2033 (d)		2,295,000	2,327,986
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		645,000	646,744
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		300,000	316,247
			6,560,542
Containers & Packaging - 0.5%
Ardagh Group SA 12% 12/1/2030 pay-in-kind (d)(n)		300,000	278,714
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		985,000	934,273
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (d)		195,000	196,504
Ball Corp 5.5% 9/15/2033		90,000	90,405
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)		775,000	744,932
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		30,000	29,495
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(e)		720,000	691,806
Crown Americas LLC 5.875% 6/1/2033 (e)		325,000	326,849
Graphic Packaging International LLC 3.5% 3/15/2028 (d)		250,000	241,899
Graphic Packaging International LLC 3.75% 2/1/2030 (d)(e)		580,000	543,977
Graphic Packaging International LLC 6.375% 7/15/2032 (d)(e)		565,000	569,723
Mauser Packaging Solutions Holding Co 7.875% 4/15/2030 (d)		580,000	585,810
Sword Purchaser LLC 8.25% 4/15/2033 (d)		1,810,000	1,863,998
Trident TPI Holdings Inc 12.75% 12/31/2028 (d)		1,295,000	1,305,343
TriMas Corp 4.125% 4/15/2029 (d)		305,000	293,001
			8,696,729
Metals & Mining - 0.7%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		1,205,000	1,257,752
Alumina Pty Ltd 6.375% 9/15/2032 (d)		345,000	353,980
Arsenal AIC Parent LLC 11.5% 10/1/2031 (d)		1,105,000	1,192,988
Arsenal AIC Parent LLC 8% 10/1/2030 (d)		1,105,000	1,157,802
Big Riv Stl LLC / Brs Fin Corp 6.625% 1/31/2029 (d)		440,000	439,890
Century Aluminum Co 6.875% 8/1/2032 (d)		195,000	203,087
Cleveland-Cliffs Inc 4.625% 3/1/2029 (d)		50,000	48,456
Cleveland-Cliffs Inc 6.75% 4/15/2030 (d)		330,000	331,638
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)		210,000	214,718
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(e)		805,000	813,823
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)(e)		750,000	770,307
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)		1,080,000	1,114,996
Cleveland-Cliffs Inc 7.625% 1/15/2034 (d)		485,000	499,132
Coeur Mining Inc 5.125% 2/15/2029 (d)		105,000	104,215
Coeur Mining Inc 6.875% 4/1/2032 (d)		380,000	393,612
Commercial Metals Co 3.875% 2/15/2031		125,000	116,706
Commercial Metals Co 5.75% 11/15/2033 (d)		495,000	495,373
Commercial Metals Co 6% 12/15/2035 (d)(e)		529,000	529,988
Constellium SE 6.375% 8/15/2032 (d)		565,000	577,783
Kaiser Aluminum Corp 5.875% 3/1/2034 (d)		255,000	253,790
Novelis Corp 3.875% 8/15/2031 (d)		65,000	59,119
Novelis Corp 4.75% 1/30/2030 (d)		1,175,000	1,134,101
Novelis Corp 6.375% 8/15/2033 (d)		220,000	222,145
Novelis Corp 6.875% 1/30/2030 (d)(e)		790,000	811,738
Roller Bearing Co of America Inc 4.375% 10/15/2029 (d)		225,000	220,121
			13,317,260
Paper & Forest Products - 0.0%
Magnera Corp 7.25% 11/15/2031 (d)		300,000	289,786
TOTAL MATERIALS			58,643,556
Real Estate - 1.4%
Diversified REITs - 0.2%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		1,045,000	1,015,254
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (d)		555,000	553,235
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		1,330,000	1,313,837
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		970,000	1,016,896
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		542,000	568,204
			4,467,426
Health Care REITs - 0.3%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)		120,000	117,149
Diversified Healthcare Trust 4.375% 3/1/2031		400,000	364,426
Diversified Healthcare Trust 4.75% 2/15/2028		325,000	317,658
Diversified Healthcare Trust 7.25% 10/15/2030 (d)		75,000	77,017
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	115,000	130,189
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,230,000	881,247
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		290,000	237,092
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,407,000	1,373,419
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		665,000	692,397
Omega Healthcare Investors Inc 3.25% 4/15/2033		522,000	462,695
			4,653,289
Hotel & Resort REITs - 0.2%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (d)		50,000	48,836
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 5.875% 10/1/2028 (d)		100,000	100,016
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)		605,000	619,433
RHP Hotel Properties LP / RHP Finance Corp 4.5% 2/15/2029 (d)		75,000	73,650
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (d)		675,000	669,652
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (d)		470,000	481,919
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(e)		760,000	781,751
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (d)		100,000	102,192
			2,877,449
Real Estate Management & Development - 0.7%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		85,200	85,934
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (d)		53,000	50,908
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		91,000	89,795
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)		280,000	301,633
Brandywine Operating Partnership LP 6.125% 1/15/2031		475,000	445,437
Brandywine Operating Partnership LP 8.875% 4/12/2029		150,000	158,218
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (d)		707,000	707,561
Five Point Operating Co LP 8% 10/1/2030 (d)		195,000	199,977
Forestar Group Inc 5% 3/1/2028 (d)		175,000	174,445
Forestar Group Inc 6.5% 3/15/2033 (d)		1,170,000	1,174,585
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)		50,000	51,957
Howard Hughes Corp/The 4.125% 2/1/2029 (d)		1,555,000	1,501,697
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		1,043,000	980,337
Howard Hughes Corp/The 5.875% 3/1/2032 (d)		905,000	889,198
Howard Hughes Corp/The 6.125% 3/1/2034 (d)		1,572,000	1,536,015
Hunt Cos Inc 5.25% 4/15/2029 (d)		650,000	639,008
Kennedy-Wilson Inc 4.75% 2/1/2030 (e)		260,000	262,164
Kennedy-Wilson Inc 7% 6/1/2031 (d)		785,000	803,323
Kennedy-Wilson Inc 7.25% 6/1/2033 (d)		785,000	798,024
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)		263,000	260,386
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)		375,000	378,635
Taylor Morrison Communities Inc 5.75% 11/15/2032 (d)		110,000	110,534
Weekley Homes LLC / Weekley Finance Corp 6.75% 1/15/2034 (d)		300,000	295,233
			11,895,004
Specialized REITs - 0.0%
Millrose Properties Inc 6.25% 9/15/2032 (d)		415,000	416,873
Millrose Properties Inc 6.375% 8/1/2030 (d)		545,000	552,504
SBA Communications Corp 3.125% 2/1/2029		200,000	191,813
			1,161,190
TOTAL REAL ESTATE			25,054,358
Utilities - 2.0%
Electric Utilities - 1.5%
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)		60,000	55,026
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)(e)		410,000	382,080
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		125,000	124,093
Clearway Energy Operating LLC 5.75% 1/15/2034 (d)		285,000	283,039
Edison International 4.8% 3/15/2031		282,000	274,619
Edison International 6.25% 3/15/2030		208,000	214,446
Edison International 7.875% 6/15/2054 (i)		271,000	277,247
Edison International 8.125% 6/15/2053 (i)		241,000	246,114
Hawaiian Electric Co Inc 6% 10/1/2033 (d)(e)		195,000	193,541
NRG Energy Inc 3.375% 2/15/2029 (d)		350,000	334,030
NRG Energy Inc 3.625% 2/15/2031 (d)		715,000	663,123
NRG Energy Inc 3.875% 2/15/2032 (d)		625,000	574,473
NRG Energy Inc 5.25% 6/15/2029 (d)(e)		1,057,000	1,051,640
NRG Energy Inc 5.75% 1/15/2034 (d)		555,000	548,968
NRG Energy Inc 5.75% 7/15/2029 (d)		795,000	795,727
NRG Energy Inc 5.875% 5/15/2034 (d)		275,000	273,271
NRG Energy Inc 6% 1/15/2036 (d)		1,225,000	1,216,821
NRG Energy Inc 6% 2/1/2033 (d)(e)		225,000	226,701
NRG Energy Inc 6.125% 5/15/2036 (d)		1,160,000	1,157,483
NRG Energy Inc 6.25% 11/1/2034 (d)		1,000,000	1,008,535
Pacific Gas and Electric Co 5.2% 5/1/2036		100,000	97,529
Pacific Gas and Electric Co 6% 5/1/2056		160,000	153,738
PacifiCorp 7.375% 9/15/2055 (i)		381,000	388,047
PG&E Corp 5% 7/1/2028		600,000	597,061
PG&E Corp 5.25% 7/1/2030		1,315,000	1,301,038
PG&E Corp 6.85% 9/15/2056 (e)(i)		1,414,000	1,408,980
PG&E Corp 7.375% 3/15/2055 (i)		1,459,000	1,485,820
Sierra Pacific Power Co 6.375% 9/15/2056 (i)		564,000	563,232
Vistra Operations Co LLC 4.375% 5/1/2029 (d)		850,000	833,579
Vistra Operations Co LLC 5% 7/31/2027 (d)		1,287,000	1,286,194
Vistra Operations Co LLC 6.875% 4/15/2032 (d)		225,000	234,099
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		2,565,000	2,688,743
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)		290,000	302,046
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (d)(e)		1,910,000	2,016,867
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)(e)		1,125,000	1,206,046
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)(e)		890,000	956,326
			25,420,322
Gas Utilities - 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp 6.875% 6/1/2031 (d)		945,000	965,971
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (d)		87,000	89,126
AmeriGas Partners LP / AmeriGas Finance Corp 9.5% 6/1/2030 (d)		240,000	258,127
Ferrellgas LP / Ferrellgas Finance Corp 5.875% 4/1/2029 (d)		525,000	514,880
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (d)		150,000	143,789
			1,971,893
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 6.95% 7/15/2055 (i)		504,000	496,977
AES Corp/The 7.6% 1/15/2055 (i)		115,000	117,273
Alpha Generation LLC 6.25% 1/15/2034 (d)		255,000	252,794
Alpha Generation LLC 6.75% 10/15/2032 (d)		825,000	844,170
Constellation Energy Generation LLC 5% 2/1/2031 (d)		1,710,000	1,713,185
Sunnova Energy Corp 5.875% (b)(d)(l)		595,000	1,487
Talen Energy Supply LLC 6.125% 5/1/2031 (d)		900,000	899,705
Talen Energy Supply LLC 6.25% 2/1/2034 (d)		1,305,000	1,300,199
Talen Energy Supply LLC 6.375% 5/1/2033 (d)		500,000	498,051
Talen Energy Supply LLC 6.5% 2/1/2036 (d)		1,305,000	1,312,359
VoltaGrid LLC 7.375% 11/1/2030 (d)		565,000	588,340
			8,024,540
TOTAL UTILITIES			35,416,755
TOTAL UNITED STATES			662,193,722
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 6.375% 2/15/2036 (d)		660,000	651,440
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)		600,000	615,504
First Quantum Minerals Ltd 8% 3/1/2033 (d)		610,000	636,901
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		420,000	437,119

TOTAL ZAMBIA			2,340,964
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $735,418,608)			739,575,298

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
JAMAICA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Digicel Ltd (b)(c)	19,744	248,380
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Labels Buyer LLC	15	648
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.5% (n)	2,823	279,392
TOTAL UNITED STATES		280,040
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $590,840)		528,420

Preferred Securities - 1.1%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.2% (d)(i)(p)	460,000	465,287
BNP Paribas SA 7.45% (d)(i)(p)	285,000	303,192

TOTAL FRANCE		768,479
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
HSBC Holdings PLC 6.75% (i)(p)	230,000	235,661
HSBC Holdings PLC 7% (i)(p)	200,000	206,696

TOTAL UNITED KINGDOM		442,357
UNITED STATES - 1.1%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer LP 6.625% (i)(p)	270,000	278,270
Energy Transfer LP Series G, 7.125% (i)(p)	127,000	131,528
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (e)(i)(j)(p)	816,000	820,315
Sunoco LP 7.875% (d)(i)(p)	513,000	544,004
Venture Global LNG Inc 9% (d)(i)(p)	2,520,000	2,527,447
TOTAL ENERGY		4,301,564
Financials - 0.3%
Banks - 0.2%
Bank of America Corp 6.25% (i)(p)	240,000	245,057
Bank of America Corp 6.625% (i)(p)	75,000	77,930
BW Real Estate Inc 9.5% (d)(i)(p)	365,000	373,927
Citigroup Inc 6.5% (e)(i)(p)	440,000	445,917
Citigroup Inc 6.625% (i)(p)	604,000	615,014
Citigroup Inc 6.75% (i)(p)	150,000	151,896
Citigroup Inc 6.875% (i)(p)	125,000	127,893
Citigroup Inc 6.95% (i)(p)	55,000	56,151
JPMorgan Chase & Co 6.1% (i)(p)	710,000	718,794
Truist Financial Corp 6.25% (i)(p)	340,000	340,783
Wells Fargo & Co 6.125% (i)(p)	430,000	438,830
		3,592,192
Capital Markets - 0.0%
Charles Schwab Corp/The 6.1% (i)(p)	45,000	45,351
Goldman Sachs Group Inc/The 6.85% (i)(p)	130,000	136,046
		181,397
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (e)(i)(p)	518,000	505,140
Ally Financial Inc 5 year U.S. Treasury Index + 0%, 7.1% (i)(j)(p)	420,000	425,344
		930,484
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(i)(p)	90,489	89,704
TOTAL FINANCIALS		4,793,777
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Aircastle Ltd 5.25% (d)(i)(p)	467,000	471,672
Sumisho Air Lease Corp 4.125% (i)(p)	971,000	964,788
Sumisho Air Lease Corp 4.65% (e)(i)(p)	361,000	364,202
TOTAL INDUSTRIALS		1,800,662
Utilities - 0.5%
Electric Utilities - 0.1%
NRG Energy Inc 10.25% (d)(i)(p)	1,091,000	1,213,305
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp 7% (d)(i)(p)	1,225,000	1,272,524
Vistra Corp 8% (d)(i)(p)	2,055,000	2,092,625
Vistra Corp 8.875% (d)(i)(p)	2,275,000	2,523,562
		5,888,711
TOTAL UTILITIES		7,102,016
TOTAL UNITED STATES		17,998,019
TOTAL PREFERRED SECURITIES (Cost $18,517,699)		19,208,855

U.S. Treasury Obligations - 1.7%
	Yield (%) (u)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.02	724,000	691,420
US Treasury Notes 2.625% 5/31/2027 (v)(w)	3.21	1,530,000	1,510,899
US Treasury Notes 3.375% 11/30/2027	3.57	1,215,000	1,204,511
US Treasury Notes 3.375% 12/31/2027	3.49	1,535,000	1,520,609
US Treasury Notes 3.5% 1/31/2028	3.69	1,155,000	1,145,796
US Treasury Notes 3.5% 10/31/2027	3.49	1,490,000	1,480,396
US Treasury Notes 3.5% 9/30/2027	3.50 to 3.60	1,975,000	1,963,582
US Treasury Notes 3.625% 8/31/2027	3.50	1,980,000	1,972,266
US Treasury Notes 3.75% 4/30/2028	4.00	1,260,000	1,254,094
US Treasury Notes 3.75% 6/30/2027	3.76	875,000	873,496
US Treasury Notes 3.875% 3/31/2028	3.99	1,750,000	1,746,035
US Treasury Notes 4% 2/15/2034	3.89 to 4.50	9,188,000	8,990,243
US Treasury Notes 4% 5/31/2030	3.95	1,700,000	1,693,359
US Treasury Notes 4.125% 2/28/2027 (v)	3.81	2,000,000	2,004,102
US Treasury Notes 4.25% 5/15/2035	4.27	1,225,000	1,211,314
US Treasury Notes 4.625% 2/15/2035	4.38	1,000,000	1,017,344
TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,503,325)			30,279,466

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (x)	3.67	15,779,945	15,783,101
Fidelity Securities Lending Cash Central Fund (x)(y)	3.67	23,633,850	23,636,213
State Street Institutional U.S. Government Money Market Fund Premier Class (z)	3.56	14,326,799	14,326,799
TOTAL MONEY MARKET FUNDS (Cost $53,745,966)			53,746,113

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $1,749,159,617)	1,827,008,079
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(17,068,070)
NET ASSETS - 100.0%	1,809,940,009

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	72	9/2026	7,912,125	64,027
CBOT 2Y US Treasury Notes Contracts (United States)	6	9/2026	1,239,750	2,103
CBOT 5Y US Treasury Notes Contracts (United States)	139	9/2026	14,911,008	58,374
CBOT US Treasury Long Bond Contracts (United States)	7	9/2026	786,844	9,332
TOTAL LONG				133,836
SHORT
CBOT US Treasury Ultra Bond Contracts (United States)	(2)	9/2026	(229,125)	(4,245)
TOTAL FUTURES CONTRACTS				129,591

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
Carvana Co 5.5% 4/15/2027	B3	12/2030	JPMorgan Chase Bank NA	0.05%	Quarterly	27,000	2,884	(1,865)	1,019
Carvana Co 5.5% 4/15/2027	B3	12/2030	Goldman Sachs International	0.05%	Quarterly	27,000	2,884	(1,919)	965
5Y CDX NA HY Series 45 Index	NR	12/2030	ICE	5%	Quarterly	12,617,500	239,546	0	239,546
CDX NA HY SERIES 46 5YR	NR	6/2031	ICE	5%	Quarterly	2,940,300	149,977	0	149,977

TOTAL CREDIT DEFAULT SWAPS							395,291	(3,784)	391,507

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)	Non-income producing.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $644,330,873 or 35.6% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,713,652 or 0.1% of net assets.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,600,047 or 0.1% of net assets.

(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)	Non-income producing - Security is in default.
(m)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $19,832 and $17,180, respectively.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Zero coupon bond which is issued at a discount.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(r)	A portion of the security sold on a delayed delivery basis.
(s)	Principal Only Strips represent the right to receive the monthly principal payments.
(t)	Affiliated fund.
(u)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(v)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,299,321.
(w)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $601,397.
(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(y)	Investment made with cash collateral received from securities on loan.
(z)	The rate quoted is the annualized seven-day yield of the fund at period end.
At period end, the value of non-cash collateral for securities on loan amounted to $4,368,309.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
TPC Group Inc	12/16/2022	975,145

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,090,858	22,341,521	17,649,278	141,254	-	-	15,783,101	15,779,945	0.0%
Fidelity Securities Lending Cash Central Fund	25,002,626	35,706,355	37,072,768	25,630	-	-	23,636,213	23,633,850	0.1%
Total	36,093,484	58,047,876	54,722,046	166,884	-	-	39,419,314

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Capital & Income Fund	208,901,616	2,395,532	17,036,159	2,105,207	800,844	7,450,631	202,512,464	17,579,207
	208,901,616	2,395,532	17,036,159	2,105,207	800,844	7,450,631	202,512,464

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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